UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4920

WASATCH FUNDS, INC.

(Exact name of registrant as specified in charter)

150 Social Hall Avenue

4th Floor

Salt Lake City, Utah 84111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Samuel S. Stewart, Jr. Wasatch Funds, Inc. 150 Social Hall Avenue, 4th Floor Salt Lake City, Utah 84111	Eric F. Fess, Esq. Chapman & Cutler LLP 111 West Monroe Street Chicago, IL 60603

Registrant’s telephone number, including area code: (801) 533-0777

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

Item 1.	Schedule of Investments.

CORE GROWTH FUND (WGROX) – Schedule of Investments

June 30, 2007 (Unaudited)

Shares		Value

	COMMON STOCKS 99.2%

	Aerospace 0.4%
691,180	DataPath, Inc.* *** +	$5,252,968

	Banks 7.6%
1,178,100	Commerce Bancorp, Inc.	43,577,919
347,967	First Community Bancorp, Inc.	19,907,192
274,705	HDFC Bank Ltd.	7,754,781
1,031,653	UCBH Holding, Inc.	18,848,300
955,201	UTI Bank Ltd.	14,284,999

		104,373,191

	Building Materials 0.7%
171,280	Watsco, Inc.	9,317,632

	Building Products 0.5%
100,360	Demag Cranes AG	6,716,900

	Commercial Services and Supplies 7.2%
2,252,445	Copart, Inc.*	68,902,293
335,421	CRA International, Inc.*	16,167,292
727,600	Liquidity Services, Inc.*	13,664,328

		98,733,913

	Computer Services Software and Systems 3.0%
486,000	American Reprographics Co.*	14,963,940
312,435	Quality Systems, Inc.	11,863,157
559,130	SRA International, Inc., Class A*	14,123,624

		40,950,721

	Diversified Financial Services 4.6%
5,797,210	ABG Sundal Collier ASA	15,139,912
655,461	Euronet Worldwide, Inc.*	19,113,243
169,340	Housing Development Finance Corp. Ltd.	8,457,598
178,370	Jones Lang LaSalle, Inc.	20,244,995

		62,955,748

	Education Services 4.1%
323,976	Strayer Education, Inc.	42,670,879
530,609	Universal Technical Institute, Inc.*	13,472,163

		56,143,042

	Electronics – Semiconductors/Components 4.3%
701,067	ASE Test Ltd.*	9,864,013
116,365	Hittite Microwave Corp.*	4,972,277
1,095,784	Micrel, Inc.	13,938,373
516,775	National Semiconductor Corp.	14,609,229
304,248	Silicon Laboratories, Inc.*	10,530,023
276,637	SiRF Technology Holdings, Inc.*	5,737,451

		59,651,366

	Energy Equipment and Services 1.1%
718,815	TGS-NOPEC Geophysical Co. ASA*	14,749,799

	Energy - Miscellaneous 1.1%
550,885	TETRA Technologies, Inc.*	15,534,957

	Engineering and Contracting Services 1.6%
466,153	URS Corp.*	22,631,728

	Finance Companies 1.4%
341,819	Dollar Financial Corp.*	9,741,842
722,367	United PanAm Financial Corp.*	10,300,953

		20,042,795

	Finance – Small Loan 1.0%
519,934	AmeriCredit Corp.*	13,804,248

	Financial Data Processing Services and Systems 1.1%
273,948	Fidelity National Information Services, Inc.	14,869,897

	Financial Information Services 1.0%
193,072	FactSet Research Systems, Inc.	13,196,471

	Forms and Bulk Printing Services 0.1%
72,952	Innerworkings, Inc.*	1,168,691

	Health Care Facilities 7.8%
430,115	Emeritus Corp.*	13,324,963
616,667	Healthways, Inc.*	29,211,516
444,579	Pharmaceutical Product Development, Inc.	17,014,038
1,212,497	Sunrise Senior Living, Inc.*	48,487,755

		108,038,272

	Health Care Management Services 2.8%
709,949	Pediatrix Medical Group, Inc.*	39,153,687

	Home Building 1.4%
126,056	M.D.C. Holdings, Inc.	6,096,068
19,523	NVR, Inc.*	13,270,759

		19,366,827

	Household Products 0.3%
791,157	Emami Ltd.	4,021,674

	Insurance 1.2%
515,660	Tower Group, Inc.	16,449,554

	Investment Management Companies 4.1%
299,510	National Financial Partners Corp.	13,870,308
1,035,204	SEI Investments Co.	30,062,324
880,060	Solar Capital, LLC* ** *** +	13,200,900

		57,133,532

CORE GROWTH FUND (WGROX) – Schedule of Investments (continued)

June 30, 2007 (Unaudited)

Shares		Value
	Leisure Time 7.1%
465,669	Life Time Fitness, Inc.*	$24,787,561
1,880,810	Pool Corp.	73,408,014

		98,195,575

	Machinery 2.3%
9,514	Burckhardt Compression Holding AG*	2,312,985
346,425	Graco, Inc.	13,953,999
1,578,590	Weg S.A.	14,911,815

		31,178,799

	Medical and Dental Instruments and Supplies 1.9%
1,406,852	PSS World Medical, Inc.*	25,632,844

	Multi-Sector Companies 0.9%
341,255	Raven Industries, Inc.	12,186,216

	Oil and Gas 2.2%
548,700	Ultra Petroleum Corp.*	30,310,188

	Real Estate 1.1%
1,126,615	LPS Brasil Consultoria de Imoveis S.A.*	14,631,743

	Real Estate Investment Trusts (REIT) 3.8%
945,605	Annaly Mortgage Management, Inc.	13,635,624
1,224,830	HomeBanc Corp.	1,555,534
914,885	NorthStar Realty Finance Corp.	11,445,211
534,128	Redwood Trust, Inc.	25,841,113

		52,477,482

	Rental and Leasing Services – Consumer 1.3%
639,460	Aaron Rents, Inc.	18,672,232

	Retail 12.7%
35,890	Bijou Brigitte AG	6,727,678
12,996,000	China Hongxing Sports Ltd.	7,644,456
678,984	Guitar Center, Inc.*	40,610,033
821,082	MSC Industrial Direct Co., Inc., Class A	45,159,510
1,676,954	O'Reilly Automotive, Inc.*	61,292,669
457,475	Sonic Automotive, Inc., Class A	13,253,051

		174,687,397

	Road and Rail 2.9%
3,523,425	Localiza Rent A Car S.A.	39,731,695

	Securities Brokerage and Services 0.6%
122,098	GFI Group, Inc.*	8,849,663

	Textiles, Apparel and Luxury Goods 1.1%
7,823,000	EganaGoldpfeil (Holdings) Ltd.	6,844,199
2,761,000	Ports Design Ltd.	7,769,308

		14,613,507

	Transportation - Miscellaneous 1.0%
516,915	American Commercial Lines, Inc.*	13,465,636

	Truckers 1.9%
1,322,764	Knight Transportation, Inc.	25,635,166

	Total Common Stocks (cost $1,036,984,514)	1,364,525,756

	RIGHTS 0.1%

	Diversified Financials 0.1%
113,245	KIWOOM Securities Co. Ltd.* *** +	1,614,887

	Total Rights (cost $1,265,342)	1,614,887

Principal Amount		Value
	SHORT–TERM INVESTMENTS 0.4%

	Repurchase Agreement 0.4%
$4,916,000	Repurchase Agreement dated 6/29/07, 4.30% due 7/2/07 with State Street Bank and Trust Co. collateralized by $4,450,000 of United States Treasury Bonds 6.25% due 8/15/23; value: $5,017,375; repurchase proceeds: $4,917,762 (cost $4,916,000)	$4,916,000

	Total Short–Term Investments (cost $4,916,000)	4,916,000

	Total Investments (cost $1,043,165,856) 99.7%	1,371,056,643
	Other Assets less Liabilities 0.3%	4,547,707

	NET ASSETS 100.0%	$1,375,604,350

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

See notes to schedules of investments.

GLOBAL SCIENCE & TECHNOLOGY FUND (WAGTX) – Schedule of Investments

June 30, 2007 (Unaudited)

Shares		Value

	COMMON STOCKS 95.9%

	Banks 1.5%
84,225	HDFC Bank Ltd. (India)	$2,377,629

	Biotechnology Research and Production 1.7%
40,805	ArthroCare Corp.*	1,791,748
12,280	Celgene Corp.*	704,012
33,375	Neurochem, Inc.*	221,944

		2,717,704

	Communications Technology 1.1%
39,905	QUALCOMM, Inc.	1,731,478

	Computer Services Software and Systems 12.2%
35,750	Adobe Systems, Inc.*	1,435,363
42,970	Autodesk, Inc.*	2,023,028
56,205	Cognizant Technology Solutions Corp., Class A*	4,220,433
7,280	Data Domain, Inc.*	167,440
39,815	F5 Networks, Inc.*	3,209,089
3,245	Google, Inc., Class A*	1,698,368
20,000	Interactive Intelligence, Inc.*	412,000
550,135	Kana Software, Inc.*	1,705,418
27,190	NeuStar, Inc., Class A*	787,694
103,370	Opnet Technologies, Inc.*	1,189,789
91,165	QLogic Corp.*	1,517,897
8,140	Sourcefire, Inc.*	113,879
65,450	Tier Technologies, Inc., Class B*	641,410

		19,121,808

	Computer Technology 3.7%
15,570	Apple, Inc.* +++	1,900,163
106,990	Isilon Systems, Inc.*	1,649,786
115,385	Western Digital Corp.*	2,232,699

		5,782,648

	Computers and Peripherals 1.4%
227,439	Catcher Technology Co. Ltd. (Taiwan)	2,136,148

	Diversified Financial Services 1.5%
19,125	GP Investments Ltd. GDR (Brazil)	842,717
30,170	Housing Development Finance Corp. Ltd. (India)	1,506,825

		2,349,542

	Diversified Telecommunication Services 1.2%
67,300	GVT Holding S.A.* (Brazil)	1,184,589
35,255	Option N.V.* (Belgium)	701,900

		1,886,489

	Drugs and Pharmaceuticals 1.9%
40,730	Amgen, Inc.*	2,251,962
26,065	Pharmion Corp.*	754,582

		3,006,544

	Electrical and Electronics 1.4%
29,585	Power Integrations, Inc.*	775,127
103,500	TTM Technologies, Inc.*	1,345,500

		2,120,627

	Electrical Equipment 1.5%
1,543,675	Unisteel Technology Ltd. (Singapore)	2,259,947

	Electronic Equipment and Instruments 1.1%
1,891,690	QRSciences Holdings Ltd.* *** (Australia)	538,247
4,060	Samsung Electronics Co. Ltd. GDR (Korea)	1,256,570

		1,794,817

	Electronics 1.7%
148,349	Nu Horizons Electronics Corp.*	1,974,525
24,190	Supertex, Inc.*	758,115

		2,732,640

	Electronics – Medical Systems 3.0%
12,215	Intuitive Surgical, Inc.*	1,695,076
43,375	Medtronic, Inc.	2,249,427
34,215	NXStage Medical, Inc.*	442,400
20,710	Somanetics Corp.*	379,200

		4,766,103

	Electronics – Semiconductors/Components 14.0%
48,570	Advanced Micro Devices, Inc.*	694,551
88,170	ASE Test Ltd.*	1,240,552
37,885	Aviza Technology, Inc.*	222,385
54,105	Marvell Technology Group Ltd.*	985,252
119,735	Micrel, Inc.	1,523,029
53,655	Microchip Technology, Inc.	1,987,381
75,495	MIPS Technologies, Inc.*	663,601
112,015	National Semiconductor Corp.	3,166,664
77,530	Netlogic Microsystems, Inc.*	2,468,555
70,630	ON Semiconductor Corp.*	757,154
218,160	PLX Technology, Inc.*	2,434,666
68,490	Silicon Laboratories, Inc.*	2,370,439
35,030	SiRF Technology Holdings, Inc.*	726,522
52,085	Techwell, Inc.*	682,314
52,150	Texas Instruments, Inc.	1,962,404

		21,885,469

	Energy Equipment and Services 2.6%
2,592,010	Advanced Holdings Ltd. (Singapore)	940,208
151,140	TGS-NOPEC Geophysical Co. ASA* (Norway)	3,101,333

		4,041,541

GLOBAL SCIENCE & TECHNOLOGY FUND (WAGTX) – Schedule of Investments (continued)

June 30, 2007 (Unaudited)

Shares		Value
	Entertainment 0.8%
105,085	Outdoor Channel Holdings, Inc.*	$1,184,308

	Food and Drug Retailing 0.7%
47,200	Sugi Pharmacy Co. Ltd. (Japan)	1,078,474

	Health Care Equipment and Supplies 4.8%
7,853,270	LMA International N.V.* (Singapore)	3,515,892
112,455	RaySearch Laboratories AB* (Sweden)	4,026,816

		7,542,708

	Health Care Providers and Services 1.5%
80,795	OdontoPrev S.A. (Brazil)	2,261,992

	Internet and Catalog Retail 1.5%
57,915	Submarino S.A. (Brazil)	2,411,123

	Leisure Equipment and Products 0.4%
49,350	Largan Precision Co. Ltd. (Taiwan)	694,879

	Machinery 7.4%
5,249,586	Innovalues Ltd. (Singapore)	2,521,778
2,630,950	MMI Holdings Ltd. (Singapore)	2,820,011
49,410	Pason Systems, Inc. (Canada)	776,519
580,705	Weg S.A. (Brazil)	5,485,507

		11,603,815

	Medical and Dental Instruments and Supplies 2.2%
77,795	Abaxis, Inc.*	1,622,803
19,790	Cyberonics, Inc.*	332,868
84,130	Dexcom, Inc.*	689,025
13,030	Techne Corp.*	745,446

		3,390,142

	Medical Services 1.3%
28,655	Covance, Inc.*	1,964,587

	Production Technology Equipment 2.0%
147,430	inTEST Corp.*	682,601
73,390	Intevac, Inc.*	1,560,271
25,000	Nanometrics, Inc.*	171,500
43,955	Rudolph Technologies, Inc.*	730,093

		3,144,465

	Real Estate 1.3%
158,015	LPS Brasil Consultoria de Imoveis S.A.* (Brazil)	2,052,196

	Road and Rail 1.0%
144,375	Localiza Rent A Car S.A. (Brazil)	1,628,036

	Semiconductor Equipment and Products 3.5%
17,105	austriamicrosystems AG* (Austria)	1,274,142
311,885	O2Micro International Ltd. ADR* (Cayman Islands)	3,454,126
54,220	PSi Technologies Holdings, Inc. ADR*	97,596
119,880	Wolfson Microelectronics plc* (United Kingdom)	729,380

		5,555,244

	Software 7.0%
75,240	Duzon Digital Ware Co. Ltd. (Korea)	1,457,729
87,830	Infosys Technologies Ltd. (India)	4,183,981
1,854,000	Kingdee International Software Group Co. Ltd. (Hong Kong)	1,678,944
6,165,000	Silverlake Axis Ltd. (Singapore)	3,727,084

		11,047,738

	Telecommunications Equipment 1.0%
111,035	Starent Networks Corp.*	1,632,214

	Transportation Infrastructure 1.6%
1,697,000	Goodpack Ltd. (Singapore)	2,428,960

	Utilities – Telecommunications 2.9%
35,000	Allot Communications Ltd.*	238,000
1,220	Metropcs Communications, Inc.*	40,309
52,090	NII Holdings, Inc.*	4,205,746

		4,484,055

	Wireless Telecommunication Services 3.5%
1,785,800	America Movil S.A.B. de C.V., Series L (Mexico)	5,516,138

	Total Common Stocks (cost $119,510,759)	150,332,208

	PREFERRED STOCKS 0.4%

	Communications Technology 0.0%
30,265	Incipient, Inc., Series D Pfd.* *** +	43,884
6,528	Xtera Communications, Inc.,
	Series A-1 Pfd.* *** +	7,077

		50,961

	Computer Technology 0.2%
78,502	BlueArc Corp., Series DD Pfd.* *** +	366,604

	Drugs and Pharmaceuticals 0.1%
283,018	Point Biomedical Corp.,
	Series F Pfd.* *** +	64,151
29,666	Point Biomedical Corp.,
	Series G Pfd.* *** +	6,724

		70,875

GLOBAL SCIENCE & TECHNOLOGY FUND (WAGTX) – Schedule of Investments (continued)

June 30, 2007 (Unaudited)

Shares		Value
	Media 0.0%
1,091	Net Servicos de Comunicacao S.A., Series 4 Pfd.* (Brazil)	$18,096

	Utilities - Telecommunications 0.1%
17,684	Neutral Tandem, Inc., Series C Pfd.* *** +	111,107

	Total Preferred Stocks (cost $759,998)	617,643

	LIMITED PARTNERSHIP INTEREST 0.1%

	Other 0.1%
	Montagu Newhall Global Partners II-B, L.P.* *** +	240,516

	Total Limited Partnership Interest (cost $252,144)	240,516

	WARRANTS 0.0%

	Drugs and Pharmaceuticals 0.0%
3,832	Acusphere, Inc. expiring 8/2/08* *** +	—
768	Acusphere, Inc. expiring 10/20/08* *** +	—
84,905	Point Biomedical Corp. expiring 2/16/12* *** +	—
41,532	Point Biomedical Corp. expiring 5/8/14* *** +	8,999

		8,999

	Electronic Equipment and Instruments 0.0%
945,845	QRSciences Holdings Ltd. expiring 2/15/08* *** + (Australia)	—

	Total Warrants (cost $0)	8,999

Number of Contracts		Value
	PUT OPTIONS PURCHASED 0.0%

150	Apple, Inc. expiring 7/21/07 exercise price $75	$750

	Total Put Options Purchased (premium $54,375)	750

Principal Amount		Value

	SHORT-TERM INVESTMENTS 2.9%

	Repurchase Agreement 2.9%
$4,520,000	Repurchase Agreement dated 6/29/07, 4.30% due 7/2/07 with State Street Bank and Trust Co. collateralized by $4,090,000 of United States Treasury Bonds 6.25% due 8/15/23; value: $4,611,475; repurchase proceeds: $4,521,620+++ (cost $4,520,000)	$4,520,000

	Total Short-Term Investments (cost $4,520,000)	4,520,000

	Total Investments (cost $125,097,276) 99.3%	155,720,116

	Other Assets less Liabilities 0.7%	1,025,915

	NET ASSETS 100.0%	$156,746,031

Number of Contracts		Value

	CALL OPTIONS WRITTEN

150	Apple, Inc. expiring 7/21/07 exercise price $115	$138,000

	Total Call Options Written (premium $18,374)	138,000

* Non-income producing.

***Security was fair valued under procedures adopted by the

Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

+++All or a portion of this security has been designated as collateral for written options.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See notes to schedules of investments.

GLOBAL SCIENCE & TECHNOLOGY FUND (WAGTX) – Schedule of Investments (continued)

June 30, 2007 (Unaudited)

At June 30, 2007, Wasatch Global Science & Technology Fund's investments, excluding short-term investments and written options, were in the following countries:

COUNTRY	%
Australia	0.4
Austria	0.8
Belgium	0.5
Brazil	10.5
Canada	0.5
Cayman Islands	2.3
Hong Kong	1.1
India	5.3
Japan	0.7
Korea	1.8
Mexico	3.6
Norway	2.1
Singapore	12.0
Sweden	2.7
Taiwan	1.9
United Kingdom	0.5
United States	53.3

Total	100.0%

HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments

June 30, 2007 (Unaudited)

Shares		Value

	COMMON STOCKS 99.0%

	Aerospace 1.0%
59,425	TransDigm Group, Inc.*	$2,404,336

	Auto and Truck Parts 1.3%
48,250	Oshkosh Truck Corp.	3,035,890

	Banks 2.0%
128,760	Commerce Bancorp, Inc.	4,762,832

	Chemicals 1.2%
59,865	Cabot Corp.	2,854,363

	Commercial Services and Supplies 1.4%
102,125	eBay, Inc.*	3,286,382

	Communications Technology 4.5%
172,755	Cisco Systems, Inc.*	4,811,227
58,815	L-3 Communications Holdings, Inc.	5,727,993

		10,539,220

	Computer Services Software and Systems 3.9%
38,655	Cognizant Technology Solutions Corp., Class A*	2,902,604
46,510	F5 Networks, Inc.*	3,748,706
151,895	QLogic Corp.*	2,529,052

		9,180,362

	Diversified Financial Services 2.3%
65,170	Countrywide Financial Corp.	2,368,930
59,035	Housing Development Finance Corp. Ltd.	2,948,472

		5,317,402

	Drugs and Pharmaceuticals 3.0%
104,130	Endo Pharmaceuticals Holdings, Inc.*	3,564,370
86,500	Teva Pharmaceutical Industries Ltd. ADR	3,568,125

		7,132,495

	Education Services 2.1%
86,625	Apollo Group, Inc., Class A*	5,061,499

	Electronics 3.0%
199,490	Amphenol Corp., Class A	7,111,818

	Electronics - Semiconductors/Components 5.0%
97,300	Linear Technology Corp.	3,520,314
124,595	Maxim Integrated Products, Inc.	4,162,719
75,780	Microchip Technology, Inc.	2,806,891
120,725	ON Semiconductor Corp.*	1,294,172

		11,784,096

	Energy – Miscellaneous 0.8%
57,235	Chesapeake Energy Corp.	1,980,331

	Finance Companies 1.7%
49,791	Capital One Financial Corp.	3,905,606

	Finance – Small Loan 1.3%
111,140	AmeriCredit Corp.*	2,950,767

	Financial Data Processing Services and Systems 4.6%
102,560	Alliance Data Systems Corp.* +++	7,925,837
49,105	Fiserv, Inc.*	2,789,164

		10,715,001

	Financial Information Services 0.8%
28,330	Moody's Corp.	1,762,126

	Health Care Facilities 2.2%
97,615	DaVita, Inc.*	5,259,496

	Health Care Management Services 3.4%
99,000	WellPoint, Inc.*	7,903,170

	Health Care Services 2.7%
57,260	Express Scripts, Inc.*	2,863,573
84,927	Lincare Holdings, Inc.*	3,384,341

		6,247,914

	Home Building 2.0%
6,863	NVR, Inc.*	4,665,124

	Hotels, Restaurants and Leisure 0.5%
445,230	Shangri-La Asia Ltd.***	1,076,315

	Investment Management Companies 2.4%
46,430	Blackstone Group L.P.* **	1,359,006
55,380	SEI Investments Co.	1,608,235
53,225	T. Rowe Price Group, Inc.	2,761,845

		5,729,086

	Leisure Time 0.8%
46,150	Pool Corp.	1,801,234

	Machinery 0.6%
32,725	Helix Energy Solutions Group, Inc.*	1,306,055

	Medical and Dental Instruments and Supplies 3.9%
62,620	Patterson Companies, Inc.*	2,333,847
62,875	St. Jude Medical, Inc.*	2,608,684
48,410	Zimmer Holdings, Inc.*	4,109,525

		9,052,056

HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments (continued)

June 30, 2007 (Unaudited)

Shares		Value
	Medical Services 2.2%
73,835	Covance, Inc.*	$5,062,128

	Office Furniture and Business Equipments 0.7%
75,660	Knoll, Inc.	1,694,784

	Oil and Gas 2.8%
46,055	Anadarko Petroleum Corp.	2,394,399
45,880	Plains Exploration & Production Co.*	2,193,523
37,520	Ultra Petroleum Corp.*	2,072,605

		6,660,527

	Production Technology Equipment 1.5%
64,905	KLA-Tencor Corp.	3,566,530

	Real Estate 1.9%
122,605	CB Richard Ellis Group, Inc., Class A*	4,475,082

	Real Estate Investment Trusts (REIT) 2.0%
136,365	CapitalSource, Inc.	3,353,215
30,745	iStar Financial, Inc.	1,362,926

		4,716,141

	Retail 15.6%
83,335	Aeropostale, Inc.*	3,473,403
32,712	Bed Bath & Beyond, Inc.*	1,177,305
86,847	Best Buy Co., Inc.	4,053,150
60,970	CDW Corp.*	5,180,621
86,425	Dollar Tree Stores, Inc.*	3,763,809
245,390	Esprit Holdings Ltd.	3,113,592
59,020	Fastenal Co.	2,470,577
70,165	Kohl’s Corp.*	4,983,820
85,610	Lowe’s Companies, Inc.	2,627,371
42,030	MSC Industrial Direct Co., Inc., Class A	2,311,650
48,255	O’Reilly Automotive, Inc.*	1,763,720
68,685	Staples, Inc.	1,629,895

		36,548,913

	Securities Brokerage and Services 1.2%
19,165	IntercontinentalExchange, Inc.*	2,833,545

	Semiconductor Equipment and Products 1.7%
350,884	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,905,343

	Software 3.3%
161,450	Infosys Technologies Ltd.	7,691,036

	Textiles, Apparel and Luxury Goods 2.3%
112,625	Coach, Inc.*	5,337,299

	Transportation - Miscellaneous 1.3%
56,210	C.H. Robinson Worldwide, Inc.	2,952,149

	Truckers 0.5%
43,105	J.B. Hunt Transport Services, Inc.	1,263,839

	Utilities - Telecommunications 1.0%
30,140	NII Holdings, Inc.*	2,433,504

	Wireless Telecommunication Services 2.6%
1,971,420	America Movil S.A.B. de C.V., Series L	6,089,497

	Total Common Stocks (cost $190,303,718)	232,055,293

Principal Amount		Value
	SHORT–TERM INVESTMENTS 0.5%

	Repurchase Agreement 0.5%
$1,252,000	Repurchase Agreement dated 6/29/07, 4.30% due 7/2/07 with State Street Bank and Trust Co. collateralized by $1,135,000 of United States Treasury Bonds 6.25% due 8/15/23; value: $1,279,713; repurchase proceeds: $1,252,449 +++ (cost $1,252,000)	$1,252,000

	Total Short–Term Investments (cost $1,252,000)	1,252,000

	Total Investments (cost $191,555,718) 99.5%	233,307,293
	Other Assets less Liabilities 0.5%	1,130,705

	NET ASSETS 100.0%	$234,437,998

HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments (continued)

June 30, 2007 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS WRITTEN

125	Apollo Group, Inc., Class A expiring 7/21/07 exercise price $50	$107,500

	Total Call Options Written (premium $17,187)	107,500

	PUT OPTIONS WRITTEN

50	F5 Networks, Inc. expiring 7/21/07 exercise price $75	4,250

	Total Put Options Written (premium $4,625)	4,250

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the

Board of Directors (see Note 2).

+++All or a portion of this security has been designated as

collateral for written options.

ADR American Depositary Receipts.

See notes to schedule of investments.

INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments

June 30, 2007 (Unaudited)

Shares		Value

	COMMON STOCKS 94.0%

	Aerospace and Defense 1.9%
323,253	Thielert AG* (Germany)	$9,913,898

	Banks 4.0%
148,440	Canadian Western Bank (Canada)	3,949,635
189,615	HDFC Bank Ltd. (India)	5,352,734
136,013	The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	8,243,212
249,555	UTI Bank Ltd. (India)	3,732,087

		21,277,668

	Biotechnology Research and Production 1.5%
1,396,565	Ark Therapeutics Group plc* (United Kingdom)	4,195,988
200,435	QIAGEN N.V.* (Netherlands)	3,565,739

		7,761,727

	Building Products 1.5%
122,599	Demag Cranes AG (Germany)	8,205,314

	Chemicals 0.8%
8,447,000	Century Sunshine Ecological Technology Holdings Ltd. (Hong Kong)	1,393,752
66,250	SGL Carbon AG* (Germany)	2,757,230

		4,150,982

	Commercial Services and Supplies 4.1%
143,820	Anhanguera Educacional Participacoes S.A.* ** (Brazil)	2,013,241
116,000	Asahi Pretec Corp. (Japan)	3,238,961
88,334	Campbell Brothers Ltd. (Australia)	2,175,770
5,621,830	Chemoil Energy Ltd. (Hong Kong)	4,694,228
649,100	Michael Page International plc (United Kingdom)	6,843,695
20,650	Schulthess Group AG (Switzerland)	2,594,667

		21,560,562

	Construction and Engineering 2.6%
734,715	Even Construtora e Incorporadora S.A.* (Brazil)	6,551,793
132,660	Outotec Oyj (Finland)	7,338,150

		13,889,943

	Diversified Financial Services 15.2%
1,383,845	Acta Holdings ASA (Norway)	7,274,996
643,395	African Bank Investments Ltd. (South Africa)	2,731,321
236,330	Arques Industries AG (Germany)	10,245,137
187,630	AWD Holding AG (Germany)	8,019,667
491,065	Banco Compartamos S.A. de C.V.* (Mexico)	3,069,156
690	Bank Sarasin & Cie AG, Class B (Switzerland)	2,942,659
192,450	D. Carnegie & Co. AB (Sweden)	3,382,361
66,135	GP Investments Ltd. GDR (Brazil)	2,914,151
167,495	Hellenic Exchanges S.A. Holding (Greece)	4,397,902
154,280	Home Capital Group, Inc. (Canada)	5,363,859
2,443,405	Infrastructure Development Finance Co. Ltd. (India)	7,904,513
732,740	JSE Ltd. (South Africa)	8,312,286
69,505	KIWOOM Securities Co. Ltd. (Korea)	5,303,715
4,758,000	Macquarie International Infrastructure Fund Ltd. (Singapore)	3,482,867
1,095	Osaka Securities Exchange Co. Ltd. (Japan)	5,066,153

		80,410,743

	Diversified Telecommunication Services 0.5%
151,700	GVT Holding S.A.* (Brazil)	2,670,165

	Drugs and Pharmaceuticals 1.0%
355,155	Hikma Pharmaceuticals plc (United Kingdom)	2,721,996
28,213	Omega Pharma S.A. (Belgium)	2,452,614

		5,174,610

	Electrical Equipment 3.6%
64,900	Conergy AG (Germany)	5,094,653
58,240	Solarworld AG (Germany)	2,695,811
3,410,484	Unisteel Technology Ltd. (Singapore)	4,992,964
4,504,000	Walsin Lihwa Corp. (Taiwan)	2,668,833
6,006,559	Wasion Meters Group Ltd. (Hong Kong)	3,495,670

		18,947,931

	Electronic Equipment and Instruments 1.2%
356,654	Rotork plc (United Kingdom)	6,533,173

	Energy Equipment and Services 4.0%
419,315	TGS-NOPEC Geophysical Co. ASA* (Norway)	8,604,178
172,380	Trican Well Service Ltd. (Canada)	3,522,798
294,110	Wavefield Inseis ASA* (Norway)	2,618,501
216,590	WorleyParsons Ltd. (Australia)	6,254,664

		21,000,141

	Food Products 2.6%
4,366,895	Chaoda Modern Agriculture (Holdings) Ltd. (Hong Kong)	3,379,258
4,005,870	China Green (Holdings) Ltd. (Hong Kong)	3,689,118
69,400	Cosan S.A. Industria e Comercio* (Brazil)	1,134,119
2,705,920	Wilmar International Ltd. (Singapore)	5,623,885

		13,826,380

	Health Care Equipment and Supplies 2.9%
196,175	Elekta AB, Class B (Sweden)	3,411,988
2,016,000	Moulin Global Eyecare Holdings Ltd.* *** (Hong Kong)	2,579
17,710	Nakanishi, Inc. (Japan)	2,212,312

INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

June 30, 2007 (Unaudited)

Shares		Value
	Health Care Equipment and Supplies (continued)
145,675	RaySearch Laboratories AB* (Sweden)	$5,216,366
16,608	Straumann Holding AG (Switzerland)	4,676,587

		15,519,832

	Health Care Providers and Services 2.5%
240,910	Curanum AG (Germany)	2,484,573
52,653	Eurofins Scientific* (France)	4,471,051
81,020	Icon plc ADR* (Ireland)	3,543,815
23,622	Orpea* (France)	2,489,915

		12,989,354

	Hotels, Restaurants and Leisure 1.2%
1,906,295	FU JI Food & Catering Services Holdings Ltd. (Hong Kong)	6,534,587

	Household Durables 4.7%
69,590	Beter Bed Holding N.V. (Netherlands)	2,360,314
192,845	Fourlis Holdings S.A. (Greece)	5,742,130
86,856	Gafisa S.A. ADR* (Brazil)	2,709,907
123,200	Japan General Estate Co. Ltd. (The) (Japan)	2,720,000
201,090	Joint Corp. (Japan)	6,316,707
1,086,465	Urbi Desarrollos Urbanos S.A. de C.V.* (Mexico)	5,004,781

		24,853,839

	Industrial Conglomerates 0.8%
1,285,123	Mexichem S.A.B. de C.V. (Mexico)	4,224,247

	Internet and Catalog Retail 0.5%
33,145	Submarino S.A. GDR*** (Brazil)	2,759,792

	Machinery 8.2%
317,740	Bharat Forge Ltd. (India)	2,427,840
154,160	Biesse S.p.A. (Italy)	5,111,869
285,970	Boart Longyear Group* (Australia)	541,642
38,818	Burckhardt Compression Holding AG* (Switzerland)	9,437,192
1,378,520	Emeco Holdings Ltd. (Australia)	1,926,042
173,880	Frigoglass S.A. (Greece)	5,412,768
62,865	Haulotte Group (France)	2,629,114
86,310	Konecranes Oyj (Finland)	3,634,152
119,128	Palfinger AG (Austria)	6,594,458
198,355	Pason Systems, Inc. (Canada)	3,117,314
59,370	Takeuchi Manufacturing Co. Ltd. (Japan)	2,746,826

		43,579,217

	Marine 0.5%
557,605	Eitzen Chemical ASA* (Norway)	2,401,839

	Metals and Mining 5.9%
79,290	Aber Diamond Corp. (Canada)	3,059,241
226,870	Anvil Mining Ltd.* (Canada)	3,633,853
127,130	HudBay Minerals, Inc.* (Canada)	2,666,334
643,290	Independence Group N.L. (Australia)	3,797,329
253,810	Lundin Mining Corp.* (Canada)	3,075,325
272,285	Maharashtra Seamless Ltd. (India)	4,461,376
79,895	Major Drilling Group Intl., Inc.* (Canada)	3,364,872
160,370	Pacific Metals Co., Ltd. (Japan)	2,688,020
1,175,856	Perilya Ltd. (Australia)	4,364,377

		31,110,727

	Office Electronics 0.4%
16,320	Neopost S.A. (France)	2,396,800

	Oil and Gas 2.2%
563,007	JKX Oil and Gas plc (United Kingdom)	3,806,712
88,095	Premier Oil plc* (United Kingdom)	1,972,521
153,165	Soco International plc* (United Kingdom)	5,918,642

		11,697,875

	Real Estate 7.2%
9,600	ARDEPRO Co. Ltd. (Japan)	2,996,104
1,067,840	Babcock & Brown Japan Property Trust** (Australia)	1,605,337
2,985,695	Charter Hall Group (Australia)	7,201,956
580	Creed Corp. (Japan)	1,398,214
350,219	DTZ Holdings plc (United Kingdom)	3,653,838
1,100,315	Growthpoint Properties Ltd.** (South Africa)	2,319,890
817,350	Invista Real Estate Investment Management plc* (United Kingdom)	1,771,080
365	Japan Hotel and Resort, Inc. (Japan)	1,987,946
3,987,175	Mapletree Logistics Trust (Singapore)	3,700,394
353,365	Norwegian Property ASA (Norway)	4,419,459
400,070	Savills plc (United Kingdom)	4,751,864
1,870,000	Suntec Real Estate Investment Trust (Singapore)	2,371,034

		38,177,116

	Retail 6.0%
16,820	Bijou Brigitte AG (Germany)	3,152,955
19,931,675	China Hongxing Sports Ltd. (China)	11,724,132
371,830	Hemtex AB (Sweden)	7,146,396
42,840	Point, Inc. (Japan)	2,541,886
539,176	Pumpkin Patch Ltd. (New Zealand)	1,394,236
1,164,790	Truworths International Ltd. (South Africa)	6,036,210

		31,995,815

	Road and Rail 0.8%
362,925	Localiza Rent A Car S.A. (Brazil)	4,092,502

	Semiconductor Equipment and Products 1.2%
29,815	austriamicrosystems AG* (Austria)	2,220,902
122,190	Melexis N.V. (Belgium)	2,211,103
185,740	O2Micro International Ltd. ADR* (Cayman Islands)	2,057,071

		6,489,076

INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

June 30, 2007 (Unaudited)

Shares		Value
	Software 0.6%
80,885	Nemetschek AG (Germany)	$3,010,528

	Textiles, Apparel and Luxury Goods 3.9%
10,960,545	EganaGoldpfeil (Holdings) Ltd. (Hong Kong)	9,589,180
87,390	Mariella Burani Fashion Group S.p.A. (Italy)	3,061,033
1,415,030	Ports Design Ltd. (Hong Kong)	3,981,819
405,515	Ted Baker plc (United Kingdom)	4,222,606

		20,854,638

	Total Common Stocks (cost $351,708,250)	498,011,021

	PREFERRED STOCKS 1.2%

	Road and Rail 1.2%
462,585	All America Latina Logistica S.A. Pfd.** (Brazil)	6,331,524

	Total Preferred Stocks (cost $2,379,556)	6,331,524

	RIGHTS 0.1%

	Diversified Financials 0.1%
31,624	KIWOOM Securities Co. Ltd.* *** + (Korea)	450,964

	Total Rights (cost $244,476)	450,964

Principal Amount		Value
	SHORT–TERM INVESTMENTS 4.3%

	Repurchase Agreement 4.3%
$22,893,000	Repurchase Agreement dated 6/29/07, 4.30% due 7/2/07 with State Street Bank and Trust Co. collateralized by $20,715,000 of United States Treasury Bonds 6.25% due 8/15/23; value: $23,356,163; repurchase proceeds: $22,901,203 (cost $22,893,000)	$22,893,000

	Total Short–Term Investments (cost $22,893,000)	22,893,000

	Total Investments (cost $377,225,282) 99.6%	527,686,509
	Other Assets less Liabilities 0.4%	1,982,548

	NET ASSETS 100.0%	$529,669,057

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the

Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See notes to schedules of investments.

INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

June 30, 2007 (Unaudited)

At June 30, 2007, Wasatch International Growth Fund's investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	5.5
Austria	1.8
Belgium	0.9
Bermuda	1.6
Brazil	6.2
Canada	6.3
Cayman Islands	0.4
China	2.3
Finland	2.2
France	2.4
Germany	11.0
Greece	3.1
Hong Kong	7.3
India	4.7
Ireland	0.7
Italy	1.6
Japan	6.7
Korea	1.1
Mexico	2.4
Netherlands	1.2
New Zealand	0.3
Norway	5.0
Singapore	4.0
South Africa	3.9
Sweden	3.8
Switzerland	3.9
Taiwan	0.5
United Kingdom	9.2

Total	100.0%

INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments

June 30, 2007 (Unaudited)

Shares		Value

	COMMON STOCKS 97.7%

	Aerospace and Defense 1.1%
21,540	Thielert AG* (Germany)	$660,614

	Auto Components 1.0%
58,750	ARB Corp. Ltd. (Australia)	214,567
93,050	Super Cheap Auto Group Ltd. (Australia)	339,838

		554,405

	Biotechnology Research and Production 1.1%
41,525	Abcam plc (United Kingdom)	270,769
123,110	Ark Therapeutics Group plc* (United Kingdom)	369,885

		640,654

	Building Products 2.5%
11,000	Ceramic Protection Corp.* (Canada)	155,462
16,700	Demag Cranes AG (Germany)	1,117,699
26,145	Fleetwood Corp. Ltd. (Australia)	193,195

		1,466,356

	Chemicals 0.6%
2,094,000	Century Sunshine Ecological Technology Holdings Ltd. (Hong Kong)	345,509

	Commercial Services and Supplies 6.4%
55,175	Allen-Vanguard Corp.* (Canada)	399,770
12,520	Anhanguera Educacional Participacoes S.A.* ** (Brazil)	175,259
31,805	Carter & Carter Group plc (United Kingdom)	306,297
538,031	China Education Ltd.* (Singapore)	214,779
23,305	D+S europe AG* (Germany)	329,300
171,500	EnGlobe Corp.* (Canada)	116,343
49,840	Intermap Technologies Corp.* (Canada)	284,102
5,950	MegaStudy Co. Ltd. (Korea)	1,159,216
390,150	Oriental Century Ltd.* (Singapore)	321,290
280,765	Raffles Education Corp. Ltd. (Singapore)	418,381

		3,724,737

	Communications Equipment 0.4%
16,480	Balda AG* (Germany)	236,654

	Construction and Engineering 2.6%
50,620	Churchill Corp., Class A* (Canada)	536,080
78,235	Even Construtora e Incorporadora S.A.* (Brazil)	697,658
86,050	Lycopodium Ltd. (Australia)	266,766

		1,500,504

	Distributors 0.3%
42,555	Commercial Solutions, Inc.* (Canada)	190,452

	Diversified Financial Services 18.5%
123,005	ABG Sundal Collier ASA (Norway)	321,238
280,250	Acta Holdings ASA (Norway)	1,473,299
8,675	Addenda Capital, Inc. (Canada)	185,131
32,150	Arques Industries AG (Germany)	1,393,734
54,145	Banco Compartamos S.A. de C.V.* (Mexico)	338,406
46,175	Credit Corp. Group Ltd. (Australia)	482,390
15,985	Home Capital Group, Inc. (Canada)	555,751
31,040	HQ AB (Sweden)	998,071
46,380	IMAREX NOS ASA* (Norway)	845,518
105,834	JSE Ltd. (South Africa)	1,200,593
8,163	KIWOOM Securities Co. Ltd. (Korea)	622,894
460,000	Macquarie International Infrastructure
	Fund Ltd. (Singapore)	336,721
41,430	Numis Corp. plc (United Kingdom)	264,331
105	Osaka Securities Exchange Co. Ltd. (Japan)	485,796
32,625	Oslo Bors Holdings ASA (Norway)	793,937
29,575	Treasury Group Ltd. (Australia)	389,855

		10,687,665

	Diversified Financials 0.8%
701,235	Axis Real Estate Investment Trust (Malaysia)	452,934

	Diversified Telecommunication Services 0.4%
12,900	GVT Holding S.A.* (Brazil)	227,061

	Electrical Equipment 1.9%
299,063	Unisteel Technology Ltd. (Singapore)	437,830
1,117,000	Wasion Meters Group Ltd. (Hong Kong)	650,066

		1,087,896

	Electronic Equipment and Instruments 1.3%
208,117	Chroma ATE, Inc.* (Taiwan)	441,152
618,710	QRSciences Holdings Ltd.* *** (Australia)	176,043
207,670	Virtek Vision International, Inc.* (Canada)	146,750

		763,945

	Energy Equipment and Services 1.5%
14,050	Bonnett’s Energy Services Trust** (Canada)	157,530
65,655	Bri-Chem Corp.* (Canada)	115,678
56,900	Canadian Sub-Surface Energy Services Corp., Class A* (Canada)	222,485
15,300	Deepwell Energy Services Trust** (Canada)	92,260
31,450	Wavefield Inseis ASA* (Norway)	280,004

		867,957

	Health Care Equipment and Supplies 3.8%
1,279,445	LMA International N.V.* (Singapore)	572,805
1,600	Nakanishi, Inc. (Japan)	199,870
40,020	RaySearch Laboratories AB* (Sweden)	1,433,046

		2,205,721

INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

June 30, 2007 (Unaudited)

Shares		Value
	Health Care Providers and Services 0.5%
27,815	Curanum AG (Germany)	$286,864

	Hotels, Restaurants and Leisure 3.2%
746,000	Ajisen China Holdings Ltd.* (Hong Kong)	787,202
52,700	Club Cruise Entertainment & Travelling Services Europe N.V.* (Norway)	580,908
141,000	FU JI Food & Catering Services Holdings Ltd. (Hong Kong)	483,334

		1,851,444

	Household Durables 5.1%
10,170	Beter Bed Holding N.V. (Netherlands)	344,940
38,435	Celrun Co. Ltd.* (Korea)	251,685
32,005	easyhome Ltd. (Canada)	572,945
13,640	Fourlis Holdings S.A. (Greece)	406,143
40,800	Homebuy Group plc, Class A* *** (United Kingdom)	819
25,300	Japan General Estate Co. Ltd. (The) (Japan)	558,571
16,100	Joint Corp. (Japan)	505,739
180,360	SARE Holding S.A.B. de C.V., Class B* (Mexico)	297,260

		2,938,102

	Industrial Conglomerates 1.3%
228,480	Mexichem S.A.B. de C.V. (Mexico)	751,022

	Internet and Catalog Retail 0.7%
9,100	Submarino S.A. (Brazil)	378,852

	Leisure Equipment and Products 0.6%
19,175	KABE Husvagnar AB, Class B (Sweden)	336,305

	Machinery 6.9%
178,420	Awea Mechantronic Co. Ltd. (Taiwan)	456,132
2,565	Burckhardt Compression Holding AG* (Switzerland)	623,587
650,000	China Farm Equipment Ltd. (Singapore)	335,610
1,034,886	Innovalues Ltd. (Singapore)	497,135
42,540	Martinrea International, Inc.* (Canada)	662,139
5,355	Muehlbauer Holding AG & Co. (Germany)	192,354
41,875	Pason Systems, Inc. (Canada)	658,100
12,200	Takeuchi Manufacturing Co. Ltd. (Japan)	564,448

		3,989,505

	Marine 1.9%
282,800	Ezra Holdings Ltd. (Singapore)	1,072,017

	Metals and Mining 0.9%
721,560	CBH Resources Ltd.* (Australia)	330,943
54,530	Perilya Ltd. (Australia)	202,397

		533,340

	Oil and Gas 5.1%
144,965	Bayou Bend Petroleum Ltd.* (Canada)	320,976
34,170	Bow Valley Energy Ltd.* (Canada)	196,389
16,438	Fairborne Energy Trust** (Canada)	128,704
16,655	Highpine Oil & Gas Ltd.* (Canada)	223,615
106,150	Ithaca Energy, Inc.* (Canada)	314,044
44,125	JKX Oil and Gas plc (United Kingdom)	298,346
17,225	Melrose Resources plc (United Kingdom)	118,798
38,305	Petrowest Energy Services Trust** (Canada)	266,711
18,060	ProEx Energy Ltd.* (Canada)	255,241
70,530	Seabird Exploration Ltd.* (Norway)	514,311
40,750	Sondex plc (United Kingdom)	294,127

		2,931,262

	Real Estate 4.9%
1,715	ARDEPRO Co. Ltd. (Japan)	535,241
234,540	Babcock & Brown Japan Property Trust** (Australia)	352,596
45	Century 21 Real Estate of Japan Ltd. (Japan)	222,808
149,360	Charter Hall Group (Australia)	360,279
37,200	Erinaceous Group plc (United Kingdom)	160,468
41,360	LPS Brasil Consultoria de Imoveis S.A.* (Brazil)	537,157
50,915	Norwegian Property ASA (Norway)	636,783

		2,805,332

	Real Estate Investment Trusts (REIT) 1.2%
62,380	Star Asia Finance Ltd.* *** + (Guernsey)	686,180

	Real Estate Management & Development 0.5%
7,800	Vivacon AG (Germany)	315,229

	Retail 7.3%
3,866,625	China Hongxing Sports Ltd. (China)	2,274,411
41,205	Hemtex AB (Sweden)	791,941
500,000	Hongguo Int'l. Holdings Ltd. (Singapore)	424,823
23,900	New Wave Group AB, Class B (Sweden)	283,817
67,241	Pumpkin Patch Ltd. (New Zealand)	173,876
43,435	Swedol AB, Class B (Sweden)	287,578

		4,236,446

	Road and Rail 0.6%
23,860	TransForce Income Fund** (Canada)	335,638

	Semiconductor Equipment and Products 0.7%
5,125	austriamicrosystems AG* (Austria)	381,758

	Software 2.8%
18,050	Duzon Digital Ware Co. Ltd. (Korea)	349,708
665,640	GuestLogix* *** + (Canada)	439,014
6,565	Nemetschek AG (Germany)	244,348
101,760	Profdoc ASA* (Norway)	560,847

		1,593,917

INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

June 30, 2007 (Unaudited)

Shares		Value
	Textiles, Apparel and Luxury Goods 5.8%
1,885,000	EganaGoldpfeil (Holdings) Ltd. (Hong Kong)	$1,649,152
473,005	Moiselle Int’l. Holdings Ltd. (Hong Kong)	169,402
171,045	Mulberry Group plc (United Kingdom)	904,268
231,475	Ports Design Ltd. (Hong Kong)	651,358

		3,374,180

	Transportation – Miscellaneous 0.7%
28,605	Euroseas Ltd.	407,907

	Transportation Infrastructure 2.8%
1,033,938	Goodpack Ltd. (Singapore)	1,479,902
10,000	Trancom Co. Ltd. (Japan)	159,822

		1,639,724

	Total Common Stocks (cost $35,637,944)	56,458,088

	WARRANTS 0.0%

	Electronic Equipment and Instruments 0.0%
309,355	QRSciences Holdings Ltd. expiring 2/15/08* *** + (Australia)	—

	Total Warrants (cost $0)	—

	RIGHTS 0.2%

	Diversified Financials 0.2%
7,109	KIWOOM Securities Co. Ltd.* *** + (Korea)	101,375

	Total Rights (cost $66,650)	101,375

Principal Amount		Value
	SHORT–TERM INVESTMENTS 3.4%

	Repurchase Agreement 3.4%
$1,982,000	Repurchase Agreement dated 6/29/07, 4.30% due 7/2/07 with State Street Bank and Trust Co. collateralized by $1,795,000 of United States Treasury Bonds 6.25% due 8/15/23; value: $2,023,863; repurchase proceeds: $1,982,710 (cost $1,982,000)	$1,982,000

	Total Short–Term Investments (cost $1,982,000)	1,982,000

	Total Investments (cost $37,686,594) 101.3%	58,541,463
	Liabilities less Other Assets (1.3)%	(774,824)

	NET ASSETS 100.0%	$57,766,639

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

See notes to schedules of investments.

INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

June 30, 2007 (Unaudited)

At June 30, 2007, Wasatch International Opportunities Fund's investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	5.9
Austria	0.7
Brazil	3.6
Canada	13.3
China	4.0
Germany	8.4
Greece	0.7
Guernsey	1.2
Hong Kong	8.4
Japan	5.7
Korea	4.4
Malaysia	0.8
Mexico	2.5
Netherlands	0.6
New Zealand	0.3
Norway	10.6
Singapore	10.8
South Africa	2.1
Sweden	7.3
Switzerland	1.1
Taiwan	1.6
United Kingdom	5.3
United States	0.7

Total	100.0%

MICRO CAP FUND (WMICX) – Schedule of Investments

June 30, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS 96.1%

	Auto Parts – After Market 2.3%
239,945	Keystone Automotive Industries, Inc.*	$9,926,524
526,445	US Auto Parts Network, Inc.*	4,980,170

		14,906,694

	Banks 2.2%
103,755	Bank of the Ozarks, Inc.	2,891,652
133,114	Commonwealth Bankshares, Inc.	2,849,977
205,868	Epic Bancorp++	2,830,685
283,940	First Bank of Delaware*	752,441
212,800	United Western Bancorp, Inc.	5,373,200

		14,697,955

	Commercial Information Services 0.5%
67,915	Morningstar, Inc.*	3,193,703

	Commercial Services and Supplies 6.0%
81,830	CRA International, Inc.*	3,944,206
378,098	Hartford Education Corp. Ltd. (Singapore)	140,855
242,070	Liquidity Services, Inc.*	4,546,075
4,143,815	Oriental Century Ltd.* (Singapore)	3,412,442
412,310	Providence Service Corp. (The)*	11,016,923
2,222,445	Raffles Education Corp. Ltd. (Singapore)	3,311,771
88,710	Resources Connection, Inc.*	2,943,398
1,452,025	SM&A* ++	10,178,695

		39,494,365

	Computer Services Software and Systems 6.0%
112,865	DealerTrack Holdings, Inc.*	4,157,947
327,525	Interactive Intelligence, Inc.*	6,747,015
734,340	Kana Software, Inc.*	2,276,454
250,315	NCI, Inc., Class A*	4,197,783
430,895	NetScout Systems, Inc.*	3,735,860
583,601	Opnet Technologies, Inc.*	6,717,248
236,437	Retalix Ltd.* (Israel)	4,660,173
171,363	Sourcefire, Inc.*	2,397,368
266,225	Unica Corp.*	4,392,712

		39,282,560

	Computer Technology 0.2%
391,877	Qualstar Corp.*	1,430,351

	Consumer Electronics 0.5%
163,230	DTS, Inc.*	3,553,517

	Distributors 0.4%
617,550	Commercial Solutions, Inc.* (Canada)	2,763,803

	Diversified Financial Services 6.0%
1,376,140	ABG Sundal Collier ASA (Norway)	3,593,908
1,240,425	Acta Holdings ASA (Norway)	6,521,024
149,630	Addenda Capital, Inc. (Canada)	3,193,216
234,855	Arques Industries AG (Germany)	10,181,194
123,300	Home Capital Group, Inc. (Canada)	4,286,776
90,004	KIWOOM Securities Co. Ltd. (Korea)	6,867,932
375,525	Treasury Group Ltd. (Australia)	4,950,137

		39,594,187

	Diversified Telecommunication Services 0.2%
387,245	Astra Microwave Products Ltd. (India)	1,500,246

	Education Services 0.9%
229,081	Universal Technical Institute, Inc.*	5,816,367

	Electrical and Electronics 2.5%
465,207	Power Integrations, Inc.*	12,188,423
346,875	TTM Technologies, Inc.*	4,509,375

		16,697,798

	Electrical Equipment 0.5%
2,259,756	Unisteel Technology Ltd. (Singapore)	3,308,293

	Electronics 1.6%
418,014	Nu Horizons Electronics Corp.*	5,563,766
155,625	Supertex, Inc.*	4,877,288

		10,441,054

	Electronics – Medical Systems 1.1%
215,055	Cardica, Inc.* ++	1,311,835
484,496	Cardica, Inc. PIPE* *** + ++	2,600,775
118,425	NXStage Medical, Inc.*	1,531,235
787,000	Ophthalmic Imaging Systems*	1,542,520

		6,986,365

	Electronics – Semiconductors/ Components 8.4%
338,530	ASE Test Ltd.*	4,763,117
208,635	Excel Technology, Inc.*	5,829,262
934,635	Micrel, Inc.	11,888,557
206,675	MIPS Technologies, Inc.*	1,816,673
824,871	Pericom Semiconductor Corp.*	9,205,560
831,385	PLX Technology, Inc.*	9,278,257
63,940	Silicon Laboratories, Inc.*	2,212,964
113,900	SiRF Technology Holdings, Inc.*	2,362,286
223,558	Techwell, Inc.*	2,928,610
127,035	Tessera Technologies, Inc.*	5,151,269

		55,436,555

MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

June 30, 2007 (Unaudited)

Shares		Value
	Energy Equipment and Services 1.8%
12,063,400	Advanced Holdings Ltd. (Singapore)	$4,375,796
969,640	Bri-Chem Corp.* ++ (Canada)	1,708,416
2,680,000	Swiber Holdings Ltd.* (Singapore)	4,676,710
99,600	Wavefield Inseis ASA* (Norway)	886,752

		11,647,674

	Engineering and Contracting Services 1.2%
234,263	Stantec, Inc.* (Canada)	7,667,428

	Entertainment 0.5%
270,681	Outdoor Channel Holdings, Inc.*	3,050,575

	Finance Companies 1.5%
154,000	Goldwater Bank, N.A.* *** +	1,540,000
205,145	Nicholas Financial, Inc.*	2,205,309
432,040	United PanAm Financial Corp.*	6,160,890

		9,906,199

	Financial – Miscellaneous 0.8%
211,345	First Cash Financial Services, Inc.*	4,953,927

	Health Care Equipment and Supplies 1.6%
23,897,330	LMA International N.V.* (Singapore)	10,698,782

	Health Care Facilities 2.2%
192,840	Healthways, Inc.*	9,134,831
194,325	LHC Group, Inc.*	5,091,315

		14,226,146

	Health Care Management Services 2.9%
420,058	AmSurg Corp.*	10,140,200
181,570	Computer Programs & Systems, Inc.	5,625,039
127,725	CorVel Corp.*	3,338,731

		19,103,970

	Health Care Providers and Services 1.0%
143,797	Icon plc ADR* (Ireland)	6,289,681

	Health Care Services 0.4%
365,830	Five Star Quality Care, Inc.*	2,919,323

	Household Durables 0.6%
5,290,210	Aupu Group Holding Co. Ltd. (Hong Kong)	2,029,959
117,188	easyhome Ltd. (Canada)	2,097,859

		4,127,818

	Insurance 0.0%
25,680	North Pointe Holdings Corp.*	263,734

	Investment Management Companies 0.7%
49,997	Diamond Hill Investment Group, Inc.*	4,513,229

	Machinery 2.5%
94,685	Gulf Island Fabrication, Inc.	3,285,569
7,108,662	Innovalues Ltd. (Singapore)	3,414,834
364,410	Martinrea International, Inc.* (Canada)	5,672,072
252,800	Pason Systems, Inc. (Canada)	3,972,963

		16,345,438

	Manufacturing 0.2%
136,060	Swank, Inc.*	1,292,570

	Medical and Dental Instruments and Supplies 5.9%
384,590	Abaxis, Inc.*	8,022,547
527,626	CryoCor, Inc.*	2,970,535
125,055	Cyberonics, Inc.*	2,103,425
82,715	Dexcom, Inc.*	677,436
546,750	Endologix, Inc.*	2,443,972
100,465	Northstar Neuroscience, Inc.*	1,168,408
157,850	NuVasive, Inc.*	4,263,528
226,815	Thoratec Corp.*	4,171,128
979,852	VNUS Medical Technologies, Inc.* ++	13,130,017

		38,950,996

	Medical Services 0.7%
21,510	Nighthawk Radiology Holdings, Inc.*	388,255
330,157	U.S. Physical Therapy, Inc.*	4,447,215

		4,835,470

	Metals Fabricating 0.5%
105,715	Encore Wire Corp.	3,112,250

	Miscellaneous Materials and Commodities 0.3%
404,970	Luna Innovations, Inc.*	1,745,421

	Multi-Sector Companies 0.6%
102,040	Raven Industries, Inc.	3,643,848

	Oil and Gas 1.9%
2,007,345	Bayou Bend Petroleum Ltd.* (Canada)	4,444,585
1,705,710	Ithaca Energy, Inc.* (Canada)	5,046,337
206,060	Toreador Resources Corp.*	3,090,900

		12,581,822

MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

June 30, 2007 (Unaudited)

Shares		Value
	Production Technology Equipment 1.9%
104,230	Eagle Test Systems, Inc.*	$1,673,934
584,675	inTEST Corp.* ++	2,707,045
172,395	Intevac, Inc.*	3,665,118
272,290	Rudolph Technologies, Inc.*	4,522,737

		12,568,834

	Publishing - Miscellaneous 1.0%
164,550	Courier Corp.	6,582,000

	Real Estate 1.6%
679,149	DTZ Holdings plc (United Kingdom)	7,085,568
280,560	LPS Brasil Consultoria de Imoveis S.A.* (Brazil)	3,643,731

		10,729,299

	Real Estate Investment Trusts (REIT) 0.7%
370,430	NorthStar Realty Finance Corp.	4,634,079

	Rental and Leasing Services - Commercial 0.7%
346,120	CAI International, Inc.*	4,561,862

	Retail 10.5%
331,715	America’s Car-Mart, Inc.*	4,508,007
544,370	Big 5 Sporting Goods Corp.	13,881,435
23,990	Bijou Brigitte AG (Germany)	4,496,991
26,231,020	China Hongxing Sports Ltd. (China)	15,429,507
166,050	Guitar Center, Inc.*	9,931,450
119,542	Hibbett Sports, Inc.*	3,273,060
3,860,981	Hongguo Int'l. Holdings Ltd. (Singapore)	3,280,465
108,580	Lithia Motors, Inc., Class A	2,751,417
345,205	Rush Enterprises, Inc., Class B*	7,228,593
65,470	Susser Holdings Corp.*	1,061,269
283,015	Tuesday Morning Corp.	3,498,065

		69,340,259

	Semiconductor Equipment and Products 3.2%
1,649,155	O2Micro International Ltd. ADR* (Cayman Islands)	18,264,391
372,935	Okmetic Oyj* (Finland)	2,220,894
468,910	PSi Technologies Holdings, Inc. ADR*	844,038

		21,329,323

	Shoes 0.8%
76,145	Cache, Inc.*	1,010,444
175,035	Kenneth Cole Productions, Inc., Class A	4,323,365

		5,333,809

	Software 0.8%
565,600	Profdoc ASA* (Norway)	3,117,284
144,275	PROS Holdings, Inc.*	1,890,002

		5,007,286

	Steel 0.6%
175,535	Claymont Steel Holdings, Inc.*	3,754,694

	Textiles, Apparel and Luxury Goods 1.2%
9,443,536	EganaGoldpfeil (Holdings) Ltd. (Hong Kong)	8,261,977

	Transportation Infrastructure 1.5%
7,110,646	Goodpack Ltd. (Singapore)	10,177,651

	Transportation – Miscellaneous 0.8%
2,206,015	AutoInfo, Inc.* ++	1,764,812
264,035	Euroseas Ltd.	3,765,139

		5,529,951

	Truckers 2.2%
135,870	Knight Transportation, Inc.	2,633,161
194,135	Universal Truckload Services, Inc.*	3,857,462
161,215	USA Truck, Inc.*	2,676,169
249,025	Vitran Corp., Inc.* (Canada)	5,314,193

		14,480,985

	Wholesalers 1.5%
585,045	Beacon Roofing Supply, Inc.*	9,939,914

	Total Common Stocks (cost $476,940,901)	633,212,037

	PREFERRED STOCKS 0.1%

	Drugs and Pharmaceuticals 0.1%
1,886,792	Point Biomedical Corp., Series F Pfd.* *** +	427,673
197,775	Point Biomedical Corp., Series G Pfd.* *** +	44,829

		472,502

	Total Preferred Stocks (cost $1,104,821)	472,502

MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

June 30, 2007 (Unaudited)

Shares		Value

	WARRANTS 0.0%

	Drugs and Pharmaceuticals 0.0%
566,037	Point Biomedical Corp. expiring 2/16/12* *** +	$—
276,885	Point Biomedical Corp. expiring 5/8/14* *** +	59,992

		59,992

	Electronics – Medical Systems 0.0%
121,124	Cardica, Inc. expiring 6/7/12* *** +	42,997

	Health Care Services 0.0%
25,946	Familymeds Group, Inc. expiring 11/30/09* *** +	—

	Medical and Dental Instruments and Supplies 0.0%
106,208	CryoCor, Inc. expiring 4/24/12* *** +	44,057

	Total Warrants (cost $26,814)	147,046

	RIGHTS 0.0%

	Diversified Financials 0.0%
12,619	KIWOOM Securities Co. Ltd.* *** + (Korea)	179,942

	Total Rights (cost $0)	179,942

Principal Amount		Value
	SHORT–TERM INVESTMENTS 3.1%

	Repurchase Agreement 3.1%
$20,221,000	Repurchase Agreement dated 6/29/07, 4.30% due 7/2/07 with State Street Bank and Trust Co. collateralized by $18,295,000 of United States Treasury Bonds 6.25% due 8/15/23; value: $20,627,613; repurchase proceeds: $20,228,246 (cost $20,221,000)	$20,221,000

	Total Short-Term Investments (cost $20,221,000)	20,221,000

	Total Investments (cost $498,293,536) 99.3%	654,232,527
	Other Assets less Liabilities 0.7%	4,511,754

	NET ASSETS 100.0%	$658,744,281

*Non-income producing.

***Security was fair valued under procedures adopted by the

Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

++Affiliated company (see Note 5).

ADR American Depositary Receipt.

PIPE Private Investment in a Public Equity.

See notes to schedules of investments.

MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

June 30, 2007 (Unaudited)

At June 30, 2007, Wasatch Micro Cap Fund's investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	0.8
Brazil	0.6
Canada	7.3
Cayman Islands	2.9
China	2.4
Finland	0.4
Germany	2.3
Hong Kong	1.6
India	0.2
Ireland	1.0
Israel	0.7
Korea	1.1
Norway	2.2
Singapore	7.4
United Kingdom	1.1
United States	68.0

Total	100.0%

MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments

June 30, 2007 (Unaudited)

Shares		Value

	COMMON STOCKS 92.4%

	Auto Parts – After Market 1.4%
20,000	Keystone Automotive Industries, Inc.*	$827,400
91,180	US Auto Parts Network, Inc.*	862,563

		1,689,963

	Banks 4.3%
164,622	City Union Bank Ltd. (India)	864,849
49,500	Commonwealth Bankshares, Inc.	1,059,795
32,175	Cornerstone Bancshares, Inc.	460,103
218,162	First Bank of Delaware*	578,129
55,556	Idaho Trust Bancorp* *** +	500,004
30,090	Security Business Bank of San Diego*	588,260
45,000	United Western Bancorp, Inc.	1,136,250

		5,187,390

	Biotechnology Research and Production 0.3%
48,035	Abcam plc (United Kingdom)	313,218

	Building Products 0.4%
37,000	Ceramic Protection Corp.* (Canada)	522,919

	Commercial Services and Supplies 2.6%
70,600	Allen-Vanguard Corp.* (Canada)	511,532
4,150	MegaStudy Co. Ltd. (Korea)	808,529
336,440	Oriental Century Ltd.* (Singapore)	277,059
877,367	PFSweb, Inc.*	736,988
30,000	Providence Service Corp. (The)*	801,600

		3,135,708

	Computer Services Software and Systems 7.0%
103,985	Descartes Systems Group, Inc.* (Canada)	428,418
95,900	Interactive Intelligence, Inc.*	1,975,540
96,691	Jacada Ltd.*	334,551
276,795	Kana Software, Inc.*	858,064
58,000	NCI, Inc., Class A*	972,660
29,675	NetScout Systems, Inc.*	257,282
77,825	Opnet Technologies, Inc.*	895,766
144,935	Saba Software, Inc.*	743,517
110,000	Tier Technologies, Inc., Class B*	1,078,000
541,265	Tucows, Inc.*	633,280
148,931	Unify Corp.*	394,667

		8,571,745

	Computer Technology 0.1%
26,859	Qualstar Corp.*	98,035

	Consumer Products 0.2%
56,250	Natural Health Trends Corp.*	216,562

	Distributors 0.5%
138,500	Commercial Solutions, Inc.* (Canada)	619,847

	Diversified Financial Services 6.1%
250,000	ABG Sundal Collier ASA (Norway)	652,896
131,000	Acta Holdings ASA (Norway)	688,679
28,000	Addenda Capital, Inc. (Canada)	597,541
39,435	Arques Industries AG (Germany)	1,709,546
32,033	Euronet Worldwide, Inc.*	934,082
15,000	Home Capital Group, Inc. (Canada)	521,506
17,600	KIWOOM Securities Co. Ltd. (Korea)	1,343,002
73,275	Treasury Group Ltd. (Australia)	965,905

		7,413,157

	Diversified Telecommunication Services 0.5%
36,400	GVT Holding S.A.* (Brazil)	640,699

	Drugs and Pharmaceuticals 0.2%
16,000	Novacea, Inc.*	151,200
10,000	Targacept, Inc.*	91,500

		242,700

	Education Services 1.4%
50,110	Corinthian Colleges, Inc.*	816,292
37,000	Universal Technical Institute, Inc.*	939,430

		1,755,722

	Electrical Equipment 0.4%
329,400	Unisteel Technology Ltd. (Singapore)	482,243

	Electronic Equipment and Instruments 0.6%
1,489,600	QRSciences Holdings Ltd.* *** (Australia)	423,839
506,650	Virtek Vision International, Inc.* (Canada)	358,023

		781,862

	Electronics 0.7%
60,000	Nu Horizons Electronics Corp.*	798,600

	Electronics – Medical Systems 1.2%
232,558	Cardica, Inc. PIPE* *** +	1,248,371
127,500	Ophthalmic Imaging Systems*	249,900

		1,498,271

	Electronics – Semiconductors/Components 2.1%
45,000	Cascade Microtech, Inc.*	539,550
110,010	PLX Technology, Inc.*	1,227,712
40,000	SiRF Technology Holdings, Inc.*	829,600

		2,596,862

MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2007 (Unaudited)

Shares		Value
	Energy Equipment and Services 0.4%
164,705	Bri-Chem Corp.* (Canada)	$290,195
39,925	Deepwell Energy Services Trust** (Canada)	240,750

		530,945

	Engineering and Contracting Services 0.7%
24,000	Michael Baker Corp.*	891,600

	Entertainment 0.5%
55,499	Outdoor Channel Holdings, Inc.*	625,474

	Finance Companies 2.0%
37,890	Dollar Financial Corp.*	1,079,865
7,470	FCStone Group, Inc.*	428,106
41,900	Goldwater Bank, N.A.* *** +	419,000
46,400	Nicholas Financial, Inc.*	498,800

		2,425,771

	Financial Data Processing Services and Systems 0.5%
46,300	CyberSource Corp.*	558,378

	Financial – Miscellaneous 0.7%
35,000	First Cash Financial Services, Inc.*	820,400

	Foods 1.2%
174,975	G. Willi-Food International Ltd.* (Israel)	1,433,045

	Health Care Equipment and Supplies 0.4%
1,149,000	LMA International N.V.* (Singapore)	514,405

	Health Care Facilities 1.1%
49,114	LHC Group, Inc.*	1,286,787

	Health Care Management Services 2.2%
38,000	Birner Dental Management Services, Inc.	840,180
34,000	Computer Programs & Systems, Inc.	1,053,320
30,000	CorVel Corp.*	784,200

		2,677,700

	Health Care Services 1.2%
109,885	Five Star Quality Care, Inc.*	876,882
20,000	Healthcare Services Group	590,000

		1,466,882

	Hotels, Restaurants and Leisure 2.0%
1,124,000	Ajisen China Holdings Ltd.* (Hong Kong)	1,186,079
116,000	Club Cruise Entertainment & Travelling Services Europe N.V.* (Norway)	1,278,659

		2,464,738

	Household Durables 1.4%
60,770	easyhome Ltd. (Canada)	1,087,888
25,000	Japan General Estate Co. Ltd. (The) (Japan)	551,948

		1,639,836

	Household Products 0.6%
182,370	Fantastic Holdings Ltd. (Australia)	664,504

	Insurance 1.6%
30,395	American Physicians Service Group, Inc.	574,466
105,200	CRM Holdings Ltd.* (Bermuda)	804,780
117,585	KMG America Corp.*	617,321

		1,996,567

	Investment Management Companies 1.5%
67,270	GSC Investment Corp.	875,183
59,700	Thomas Weisel Partners Group, Inc.*	994,005

		1,869,188

	Machinery 3.4%
1,121,600	China Farm Equipment Ltd. (Singapore)	579,108
2,000,000	Innovalues Ltd. (Singapore)	960,753
27,160	Kadant, Inc.*	847,392
110,870	Martinrea International, Inc.* (Canada)	1,725,700

		4,112,953

	Medical and Dental Instruments and Supplies 8.9%
103,020	AtriCure, Inc.*	878,761
148,276	CryoCor, Inc.*	834,794
25,908	Cyberonics, Inc.*	435,773
40,000	Cytori Therapeutics, Inc.*	230,000
67,440	Electro-Optical Sciences, Inc.*	453,197
147,364	Encision, Inc.*	529,037
95,250	Endologix, Inc.*	425,767
140,570	MTS Medication Technologies, Inc.*	1,736,040
50,500	NuVasive, Inc.*	1,364,005
63,000	RemoteMDx, Inc.*	105,840
187,225	Retractable Technologies, Inc.*	468,062
35,594	SenoRx, Inc.*	365,194
228,305	VNUS Medical Technologies, Inc.*	3,059,287

		10,885,757

	Metals and Minerals – Miscellaneous 1.2%
200,000	Globe Specialty Metals, Inc.* (United Kingdom)	1,400,000

MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2007 (Unaudited)

Shares		Value

	Miscellaneous Materials and Commodities 1.4%
205,660	Luna Innovations, Inc.*	$886,394
35,945	Sterling Construction Co., Inc.*	760,237

		1,646,631

	Office Furniture and Business Equipments 0.9%
134,770	Presstek, Inc.*	1,076,812

	Oil and Gas 4.3%
347,690	Bayou Bend Petroleum Ltd.* (Canada)	769,842
168,195	BPZ Energy, Inc.*	938,528
67,000	Energy Partners Ltd.*	1,118,230
270,000	Gasco Energy, Inc.*	639,900
275,720	Ithaca Energy, Inc.* (Canada)	815,717
65,000	Toreador Resources Corp.*	975,000

		5,257,217

	Personal Products 0.7%
1,100,000	Beauty China Holdings Ltd. (Singapore)	905,853

	Pollution Control and Environmental Services 0.7%
39,880	American Ecology Corp.	854,230

	Production Technology Equipment 2.3%
55,700	Eagle Test Systems, Inc.*	894,542
140,600	inTEST Corp.*	650,978
551,564	LogicVision, Inc.*	496,408
116,760	Nanometrics, Inc.*	800,973

		2,842,901

	Publishing - Miscellaneous 0.8%
25,610	Courier Corp.	1,024,400

	Real Estate 1.5%
575,910	Babcock & Brown Japan Property Trust** (Australia)	865,794
70,000	LPS Brasil Consultoria de Imoveis S.A.* (Brazil)	909,114

		1,774,908

	Real Estate Investment Trusts (REIT) 0.8%
75,500	NorthStar Realty Finance Corp.	944,505

	Rental and Leasing Services - Commercial 1.1%
51,265	CAI International, Inc.*	675,673
113,000	MicroFinancial, Inc.	700,600

		1,376,273

	Retail 4.5%
67,395	America’s Car-Mart, Inc.*	915,898
30,000	Big 5 Sporting Goods Corp.	765,000
3,274,000	China Hongxing Sports Ltd. (China)	1,925,819
318,138	HearUSA, Inc.*	524,928
25,000	Rush Enterprises, Inc., Class A*	543,000
25,000	Susser Holdings Corp.*	405,250
35,000	Tuesday Morning Corp.	432,600

		5,512,495

	Semiconductor Equipment and Products 1.1%
125,465	O2Micro International Ltd. ADR* (Cayman Islands)	1,389,525

	Software 1.3%
30,000	Duzon Digital Ware Co. Ltd. (Korea)	581,232
1,477,360	GuestLogix* *** + (Canada)	974,374

		1,555,606

	Steel 0.5%
28,860	Claymont Steel Holdings, Inc.*	617,315

	Telecommunications Equipment 2.6%
391,140	AltiGen Communications, Inc.*	649,292
57,685	Catapult Communications Corp.*	572,235
300,870	Sunrise Telecom, Inc.*	956,767
76,090	WPCS International, Inc.*	987,648

		3,165,942

	Textiles, Apparel and Luxury Goods 2.8%
2,100,000	EganaGoldpfeil (Holdings) Ltd. (Hong Kong)	1,837,252
2,486,467	Moiselle Int’l. Holdings Ltd. (Hong Kong)	890,500
223,730	Ports Design Ltd. (Hong Kong)	629,564

		3,357,316

	Transportation – Miscellaneous 1.5%
800,000	AutoInfo, Inc.*	640,000
85,355	Euroseas Ltd.	1,217,162

		1,857,162

	Truckers 0.7%
38,000	Vitran Corp., Inc.* (Canada)	810,920

	Wholesalers 1.4%
103,000	Beacon Roofing Supply, Inc.*	1,749,970

	Total Common Stocks (cost $89,814,580)	112,550,414

MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2007 (Unaudited)

Shares		Value

	PREFERRED STOCKS 0.1%

	Drugs and Pharmaceuticals 0.1%
377,358	Point Biomedical Corp., Series F Pfd.* *** +	$85,535
39,555	Point Biomedical Corp., Series G Pfd.* *** +	8,966

		94,501

	Total Preferred Stocks (cost $220,964)	94,501

	WARRANTS 0.1%

	Drugs and Pharmaceuticals 0.0%
7,164	Acusphere, Inc. expiring 8/2/08* *** +	—
1,436	Acusphere, Inc. expiring 10/20/08* *** +	—
113,207	Point Biomedical Corp. expiring 2/16/12* *** +	—
55,377	Point Biomedical Corp. expiring 5/8/14* *** +	11,998

		11,998

	Electronic Equipment and Instruments 0.0%
744,800	QRSciences Holdings Ltd. expiring 2/15/08* *** + (Australia)	—

	Electronics – Medical Systems 0.0%
58,140	Cardica, Inc. expiring 6/7/12* *** +	20,639

	Health Care Services 0.0%
6,486	Familymeds Group, Inc. expiring 11/30/09* *** +	—

	Medical and Dental Instruments and Supplies 0.0%
26,551	CryoCor, Inc. expiring 4/24/12* *** +	11,014
5,295	Electro-Optical Sciences, Inc. expiring 10/31/11* *** +	106

		11,120

	Metals and Mining 0.1%
603,880	Farallon Resources Ltd. expiring 12/31/08* *** + (Canada)	39,828

	Total Warrants (cost $11,161)	83,585

	RIGHTS 0.1%

	Diversified Financials 0.1%
10,377	KIWOOM Securities Co. Ltd.* *** + (Korea)	147,977

	Total Rights (cost $88,382)	147,977

Principal Amount		Value
	SHORT-TERM INVESTMENTS 5.6%

	Repurchase Agreement 5.6%
$6,880,000	Repurchase Agreement dated 6/29/07, 4.30% due 7/2/07 with State Street Bank and Trust Co. collateralized by $6,225,000 of United States Treasury Bonds 6.25% due 8/15/23; value: $7,018,688; repurchase proceeds: $6,882,465+++ (cost $6,880,000)	$6,880,000

	Total Short-Term Investments (cost $6,880,000)	6,880,000

	Total Investments (cost $97,015,087) 98.3%	119,756,477
	Other Assets less Liabilities 1.7%	2,045,083

	NET ASSETS 100.0%	$121,801,560

Shares		Value
	SECURITIES SOLD SHORT

19,960	iShares Russell Microcap Index Fund (proceeds $1,172,506)	$1,207,580

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

+++All or a portion of this security has been designated as collateral for open short positions.

ADR American Depositary Receipts.

PIPE Private Investment in a Public Equity.

See notes to schedules of investments.

MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2007 (Unaudited)

At June 30, 2007, Wasatch Micro Cap Value Fund's investments, excluding short-term investments and securities sold short, were in the following countries:

COUNTRY	%
Australia	2.6
Bermuda	0.7
Brazil	1.4
Canada	9.1
Cayman Islands	2.0
China	1.7
Germany	1.5
Hong Kong	4.0
India	0.8
Israel	1.3
Japan	0.5
Korea	2.6
Norway	2.3
Singapore	2.5
United Kingdom	1.5
United States	65.5

Total	100.0%

SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments

June 30, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS 98.2%

	Airlines 0.9%
709,650	WestJet Airlines Ltd.* ***	$10,430,621

	Auto Parts - After Market 0.5%
683,015	US Auto Parts Network, Inc.*	6,461,322

	Banks 7.0%
711,878	Bank of the Ozarks, Inc.	19,840,040
76,390	First Community Bancorp, Inc.	4,370,272
367,180	HDFC Bank Ltd. ADR	30,938,587
156,395	Prosperity Bancshares, Inc.	5,123,500
210,297	The Bank of N.T. Butterfield & Son Ltd.	12,745,273
494,204	UCBH Holding, Inc.	9,029,107

		82,046,779

	Beverage - Soft Drinks 0.9%
447,692	Peet’s Coffee & Tea, Inc.*	11,026,654

	Biotechnology Research and Production 2.5%
161,925	ArthroCare Corp.*	7,110,127
335,500	Encysive Pharmaceuticals, Inc.*	597,190
95,283	Myriad Genetics, Inc.*	3,543,575
64,928	Neurochem, Inc.*	431,771
973,415	QIAGEN N.V.*	17,317,053

		28,999,716

	Commercial Services and Supplies 8.8%
116,555	Advisory Board Co.*	6,475,796
750,080	Copart, Inc.*	22,944,947
516,139	CRA International, Inc.* +++	24,877,900
405,290	Liquidity Services, Inc.*	7,611,346
98,310	LoopNet, Inc.*	2,293,572
1,199,070	Resources Connection, Inc.*	39,785,143

		103,988,704

	Computer Services Software and Systems 8.0%
431,625	American Reprographics Co.*	13,289,734
95,342	Cognizant Technology Solutions Corp., Class A*	7,159,231
55,415	Data Domain, Inc.*	1,274,545
177,988	DealerTrack Holdings, Inc.*	6,557,078
159,850	F5 Networks, Inc.*	12,883,910
299,600	Macrovision Corp.*	9,005,976
393,035	NeuStar, Inc., Class A*	11,386,224
218,880	Quality Systems, Inc.	8,310,874
619,385	Retalix Ltd.*	12,208,078
52,765	Riverbed Technology, Inc.*	2,312,162
240,474	Sourcefire, Inc.*	3,364,231
232,225	SRA International, Inc., Class A*	5,866,003

		93,618,046

	Diversified Financial Services 2.4%
244,714	Addenda Capital, Inc.	5,222,379
62,410	ASX Ltd.	2,581,486
100,428	AWD Holding AG	4,292,486
471,386	Home Capital Group, Inc.	16,388,697

		28,485,048

	Drugs and Pharmaceuticals 0.7%
577,015	Alexza Pharmaceuticals, Inc.*	4,771,914
57,680	Novacea, Inc. *	545,076
151,615	Orexigen Therapeutics, Inc.*	2,277,257

		7,594,247

	Education Services 2.9%
168,840	Strayer Education, Inc.	22,237,916
478,225	Universal Technical Institute, Inc.*	12,142,133

		34,380,049

	Electrical and Electronics 1.9%
872,189	Power Integrations, Inc.*	22,851,352

	Electronics – Medical Systems 0.5%
474,556	NXStage Medical, Inc.*	6,136,009

	Electronics – Semiconductors/Components 7.2%
1,844,655	Micrel, Inc.	23,464,012
763,983	Microtune, Inc.*	3,995,631
514,005	Netlogic Microsystems, Inc.*	16,365,919
1,186,765	PLX Technology, Inc.*	13,244,297
177,690	Silicon Laboratories, Inc.*	6,149,851
232,127	SiRF Technology Holdings, Inc.*	4,814,314
458,071	Techwell, Inc.*	6,000,730
267,910	Tessera Technologies, Inc.*	10,863,751

		84,898,505

	Energy Equipment and Services 1.2%
391,910	TGS-NOPEC Geophysical Co. ASA*	8,041,838
308,480	Trican Well Service Ltd.	6,304,170

		14,346,008

	Engineering and Contracting Services 2.5%
582,984	Stantec, Inc.*	19,081,066
203,065	URS Corp.*	9,858,806

		28,939,872

	Entertainment 0.6%
659,316	Outdoor Channel Holdings, Inc.*	7,430,491

	Financial Data Processing Services and Systems 0.7%
670,439	CyberSource Corp.*	8,085,494

SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

June 30, 2007 (Unaudited)

Shares		Value
	Financial Information Services 2.1%
364,110	FactSet Research Systems, Inc.	$24,886,918

	Health Care Facilities 4.0%
856,329	Healthways, Inc.*	40,564,305
179,975	Pharmaceutical Product Development, Inc.	6,887,643

		47,451,948

	Health Care Management Services 3.6%
853,259	AmSurg Corp.* +++	20,597,672
391,400	Pediatrix Medical Group, Inc.*	21,585,710

		42,183,382

	Health Care Providers and Services 1.7%
446,513	Icon plc ADR*	19,530,479

	Insurance 0.6%
392,266	eHealth, Inc.*	7,488,358

	Internet and Catalog Retail 0.6%
171,110	Submarino S.A.	7,123,669

	Investment Management Companies 0.8%
589,337	Thomas Weisel Partners Group, Inc.*	9,812,461

	Leisure Time 2.6%
426,290	Life Time Fitness, Inc.*	22,691,417
206,172	Pool Corp.	8,046,893

		30,738,310

	Machinery 2.0%
7,495,930	Emeco Holdings Ltd.	10,473,168
806,230	Pason Systems, Inc.	12,670,577

		23,143,745

	Medical and Dental Instruments and Supplies 6.0%
699,947	Abaxis, Inc.* +++	14,600,895
741,118	Dexcom, Inc.*	6,069,756
134,710	Helicos Biosciences Corp.*	1,220,473
217,945	LifeCell Corp.*	6,656,040
120,380	Northstar Neuroscience, Inc.*	1,400,019
172,277	ResMed, Inc.*	7,108,149
591,335	Techne Corp.*	33,830,275

		70,885,607

	Medical Services 0.1%
58,140	Nighthawk Radiology Holdings, Inc.*	1,049,427

	Miscellaneous Materials and Commodities 0.1%
78,069	Symyx Technologies, Inc.*	898,574

	Oil and Gas 0.4%
300,196	Toreador Resources Corp.*	4,502,940

	Real Estate 0.7%
747,797	DTZ Holdings plc	7,801,774

	Real Estate Investment Trusts (REIT) 0.6%
135,086	Redwood Trust, Inc.	6,535,461

	Retail 13.5%
198,630	Aeropostale, Inc.*	8,278,899
40,845	Bijou Brigitte AG	7,656,506
182,110	Blue Nile, Inc.*	10,999,444
509,137	Guitar Center, Inc.*	30,451,484
571,416	Hibbett Sports, Inc.*	15,645,370
464,013	Monsoon plc*	3,693,630
431,395	MSC Industrial Direct Co., Inc., Class A	23,726,725
1,592,904	O’Reilly Automotive, Inc.*	58,220,641

		158,672,699

	Road and Rail 0.8%
875,355	Localiza Rent A Car S.A.	9,870,889

	Securities Brokerage and Services 1.3%
213,545	GFI Group, Inc.*	15,477,742

	Semiconductor Equipment and Products 1.4%
1,518,825	O2Micro International Ltd. ADR*	16,820,987

	Shoes 0.6%
518,530	Cache, Inc.*	6,880,893

	Telecommunications Equipment 0.1%
42,525	Starent Networks Corp.*	625,118

	Transportation - Miscellaneous 0.6%
287,332	American Commercial Lines, Inc.*	7,484,999

	Truckers 4.3%
2,607,089	Knight Transportation, Inc.	50,525,385

	Utilities – Electrical 0.0%
8,524	EnerNOC, Inc.*	325,020

	Wholesalers 0.5%
305,597	Beacon Roofing Supply, Inc.*	5,192,093

	Total Common Stocks (cost $845,712,104)	1,155,627,795

SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

June 30, 2007 (Unaudited)

Shares		Value

	PREFERRED STOCKS 1.1%

	Biotechnology Research and Production 0.2%
677,966	Nanosys, Inc., Series D Pfd.* *** +	$2,000,000

	Communications Technology 0.1%
404,517	Incipient, Inc., Series D Pfd.* *** +	586,550

	Drugs and Pharmaceuticals 0.2%
146,199	Orexigen Therapeutics, Inc., PIPE, Series C Pfd.* *** +	1,818,422
3,773,584	Point Biomedical Corp., Series F Pfd.* *** +	855,347
395,550	Point Biomedical Corp., Series G Pfd.* *** +	89,658

		2,763,427

	Electronics - Medical Systems 0.3%
625,000	Fluidigm Corp., Series E Pfd.* *** +	2,500,000
1,620,220	Zonare Medical Systems, Inc., Series E Pfd.* *** +	1,343,162

		3,843,162

	Health Care Management Services 0.1%
516,161	Elder Health, Inc., Series G Pfd.* *** +	571,428
362,782	TargetRX, Inc., Series D Pfd.* *** +	504,267

		1,075,695

	Medical and Dental Instruments and Supplies 0.1%
750,000	Orqis Medical Corp., Series D Pfd.* *** +	1,200,000

	Utilities – Telecommunications 0.1%
236,372	Neutral Tandem, Inc., Series C Pfd.* *** +	1,485,101

	Total Preferred Stocks (cost $15,096,048)	12,953,935

	LIMITED PARTNERSHIP INTEREST 0.2%

	Other 0.2%
	Montagu Newhall Global Partners II-B, L.P.* *** +	2,405,160
	Montagu Newhall Global Partners III-B, L.P.* *** +	327,267

		2,732,427

	Total Limited Partnership Interest (cost $2,866,435)	2,732,427

	RIGHTS 0.1%

	Diversified Financials 0.1%
106,045	KIWOOM Securities Co. Ltd.* *** +	1,512,214

	Total Rights (cost $1,184,892)	1,512,214

	WARRANTS 0.0%

	Drugs and Pharmaceuticals 0.0%
1,132,075	Point Biomedical Corp. expiring 2/16/12* *** +	—
553,770	Point Biomedical Corp. expiring 5/8/14* *** +	119,984

		119,984

	Electronics – Medical Systems 0.0%
243,033	Zonare Medical Systems, Inc. expiring 6/30/11* *** +	—

	Total Warrants (cost $0)	119,984

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.6%

	Repurchase Agreement 0.6%
$6,391,000	Repurchase Agreement dated 6/29/07, 4.30% due 7/2/07 with State Street Bank and Trust Co. collateralized by $5,785,000 of United States Treasury Bonds 6.25% due 8/15/23; value: $6,522,588; repurchase proceeds: $6,393,290+++ (cost $6,391,000)	$6,391,000

	Total Short-Term Investments (cost $6,391,000)	6,391,000

	Total Investments (cost $871,250,479) 100.2%	1,179,337,355
	Liabilities less Other Assets (0.2)%	(2,356,646)

	NET ASSETS 100.0%	$1,176,980,709

SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

June 30, 2007 (Unaudited)

Shares		Value
	SECURITIES SOLD SHORT

289,330	Genomic Health, Inc.* (proceeds $4,715,816)	$5,439,404

*Non-income producing.

***Security was fair valued under procedures adopted by the

Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

+++All or a portion of this security has been designated as collateral for open short positions or purchase commitments (see Note 7).

ADR American Depositary Receipt.

PIPE Private Investment in a Public Equity.

See notes to schedules of investments.

SMALL CAP VALUE FUND (WMCVX) – Schedule of Investments

June 30, 2007 (Unaudited)

Shares		Value

	COMMON STOCKS 99.1%

	Auto Parts – After Market 2.5%
252,634	Keystone Automotive Industries, Inc.*	$10,451,469
844,400	US Auto Parts Network, Inc.*	7,988,024

		18,439,493

	Banks 3.6%
198,000	Commonwealth Bankshares, Inc. PIPE*** +	3,900,046
123,400	The Bank of N.T. Butterfield & Son Ltd.	7,478,788
310,402	United Western Bancorp, Inc.	7,837,726
523,312	UTI Bank Ltd.	7,826,113

		27,042,673

	Building Materials 0.1%
13,005	NCI Building Systems, Inc.*	641,537

	Commercial Services and Supplies 4.8%
432,542	Aegean Marine Petroleum Network, Inc.	8,226,949
187,469	Monro Muffler Brake, Inc.	7,020,714
961,997	SM&A* ++	6,743,599
343,545	World Fuel Services Corp.	14,449,503

		36,440,765

	Computer Services Software and Systems 0.7%
571,715	NetScout Systems, Inc.*	4,956,769

	Containers and Packaging - Metal and Glass 2.4%
622,294	Mobile Mini, Inc.*	18,170,985

	Diversified Financial Services 2.7%
97,830	GP Investments Ltd. GDR	4,310,748
174,535	Housing Development Finance Corp. Ltd.	8,717,060
723,130	JMP Group, Inc.*	7,556,708

		20,584,516

	Diversified Telecommunication Services 0.8%
360,000	GVT Holding S.A.*	6,336,582

	Education Services 1.1%
329,830	Universal Technical Institute, Inc.*	8,374,384

	Electrical and Electronics 0.5%
317,590	TTM Technologies, Inc.*	4,128,670

	Electronics 2.0%
576,278	Nu Horizons Electronics Corp.*	7,670,260
241,553	Supertex, Inc.*	7,570,271

		15,240,531

	Electronics – Semiconductors/Components 4.0%
359,890	ASE Test Ltd.*	5,063,652
257,140	Excel Technology, Inc.*	7,184,492
599,045	Micrel, Inc.	7,619,852
931,085	Pericom Semiconductor Corp.*	10,390,909

		30,258,905

	Energy – Miscellaneous 3.3%
220,520	NuStar GP Holdings, LLC**	8,437,095
584,030	TETRA Technologies, Inc.*	16,469,646

		24,906,741

	Entertainment 0.5%
353,924	Outdoor Channel Holdings, Inc.*	3,988,723

	Finance Companies 3.2%
454,848	Dollar Financial Corp.*	12,963,168
796,295	United PanAm Financial Corp.* ++	11,355,167

		24,318,335

	Finance - Small Loan 1.0%
271,070	AmeriCredit Corp.*	7,196,908

	Financial Data Processing Services and Systems 1.1%
158,538	Fidelity National Information Services, Inc.	8,605,443

	Health Care Facilities 2.9%
715,725	Capital Senior Living Corp.*	6,742,129
238,145	Emeritus Corp.*	7,377,732
291,899	LHC Group, Inc.*	7,647,754

		21,767,615

	Health Care Services 1.8%
171,406	Amedisys, Inc.*	6,227,180
933,495	Five Star Quality Care, Inc.*	7,449,290

		13,676,470

	Household Furnishings 2.3%
717,715	Select Comfort Corp.*	11,641,338
261,095	Stanley Furniture Co., Inc.	5,362,891

		17,004,229

	Insurance 0.6%
829,890	KMG America Corp.*	4,356,922

	Investment Management Companies 3.4%
313,870	Apollo Investment Corp.	6,754,482
368,500	Ares Capital Corp.	6,209,225
357,388	MCG Capital Corp.	5,725,356
471,940	Solar Capital, LLC* ** *** +	7,079,100

		25,768,163

SMALL CAP VALUE FUND (WMCVX) – Schedule of Investments (continued)

June 30, 2007 (Unaudited)

Shares		Value
	Jewelry, Watches and Gemstones 1.9%
475,835	Fossil, Inc.*	$14,032,374

	Leisure Time 1.6%
302,685	Pool Corp.	11,813,796

	Machinery 4.8%
194,000	Graco, Inc.	7,814,320
758,515	Martinrea International, Inc.*	11,806,348
389,215	Oil States International, Inc.*	16,090,148

		35,710,816

	Medical Services 0.6%
347,635	U.S. Physical Therapy, Inc.*	4,682,643

	Metals and Minerals – Miscellaneous 0.8%
895,750	Globe Specialty Metals, Inc.*	6,270,250

	Metals Fabricating 0.9%
239,170	Encore Wire Corp.	7,041,165

	Miscellaneous Materials and Processing 1.0%
344,435	Insituform Technologies, Inc., Class A*	7,512,127

	Oil and Gas 5.5%
1,050,853	BPZ Energy, Inc.*	5,863,760
1,474,740	Far East Energy Corp.*	2,064,636
318,440	Petrohawk Energy Corp.*	5,050,458
174,065	Plains Exploration & Production Co.*	8,322,048
487,585	Toreador Resources Corp.*	7,313,775
237,005	Ultra Petroleum Corp.*	13,092,156

		41,706,833

	Printing and Copying Services 1.3%
488,868	Schawk, Inc.	9,787,137

	Production Technology Equipment 0.4%
411,925	Nanometrics, Inc.*	2,825,806

	Publishing – Miscellaneous 2.1%
388,664	Courier Corp.	15,546,560

	Real Estate 1.2%
670,000	LPS Brasil Consultoria de Imoveis S.A.*	8,701,524

	Real Estate Investment Trusts (REIT) 8.5%
1,053,750	CBRE Realty Finance, Inc.	12,529,088
436,255	Crystal River Capital, Inc.	10,592,271
1,254,835	NorthStar Realty Finance Corp.	15,697,986
385,290	Redwood Trust, Inc.	18,640,330
600,000	Star Asia Finance Ltd.* *** +	6,600,000

		64,059,675

	Rental and Leasing Services – Commercial 2.3%
390,055	McGrath Rentcorp	13,140,953
670,108	MicroFinancial, Inc.	4,154,670

		17,295,623

	Retail 8.7%
506,302	America’s Car-Mart, Inc.*	6,880,644
538,231	Big 5 Sporting Goods Corp.	13,724,890
37,815	Bijou Brigitte AG	7,088,524
405,170	MSC Industrial Direct Co., Inc., Class A	22,284,350
250,023	Rush Enterprises, Inc., Class A*	5,430,500
134,980	Rush Enterprises, Inc., Class B*	2,826,481
246,885	Sonic Automotive, Inc., Class A	7,152,258

		65,387,647

	Steel 0.6%
217,900	Claymont Steel Holdings, Inc.*	4,660,881

	Telecommunications Equipment 1.3%
361,325	Plantronics, Inc.	9,473,942

	Textiles, Apparel and Luxury Goods 2.2%
414,600	Carter’s, Inc.*	10,754,724
6,959,145	EganaGoldpfeil (Holdings) Ltd.	6,088,429

		16,843,153

	Transportation Infrastructure 1.7%
9,176,752	Goodpack Ltd.	13,134,922

	Truckers 3.8%
206,525	J.B. Hunt Transport Services, Inc.	6,055,313
304,975	Old Dominion Freight Line, Inc.*	9,194,996
613,525	Vitran Corp., Inc.*	13,092,624

		28,342,933

	Wholesalers 2.6%
1,144,110	Beacon Roofing Supply, Inc.*	19,438,429

	Total Common Stocks (cost $621,777,166)	746,473,595

SMALL CAP VALUE FUND (WMCVX) – Schedule of Investments (continued)

June 30, 2007 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS 1.6%

	Repurchase Agreement 1.6%
$12,318,000	Repurchase Agreement dated 6/29/07, 4.30% due 7/2/07 with State Street Bank and Trust Co. collateralized by $11,145,000 of United States Treasury Bonds 6.25% due 8/15/23; value: $12,565,988; repurchase proceeds: $12,322,414 (cost $12,318,000)	$12,318,000

	Total Short-Term Investments (cost $12,318,000)	12,318,000

	Total Investments (cost $634,095,166) 100.7%	758,791,595

	Liabilities less Other Assets (0.7)%	(5,405,336)

	NET ASSETS 100.0%	$753,386,259

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

++Affiliated company (see Note 5).

GDR Global Depositary Receipt.

PIPE Private Investment in a Public Equity.

See notes to schedules of investments.

STRATEGIC INCOME FUND (WASIX) – Schedule of Investments

June 30, 2007 (Unaudited)

Shares		Value

	COMMON STOCKS 87.5%

	Auto Components 0.6%
42,845	Super Cheap Auto Group Ltd. (Australia)	$156,479

	Banks 4.8%
7,815	Commonwealth Bankshares, Inc.	167,319
5,500	Commonwealth Bankshares, Inc. PIPE*** +	108,335
60,403	First Bank of Delaware*	160,068
47,443	The Bank of East Asia Ltd. (Hong Kong)	266,396
10,201	The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	618,242

		1,320,360

	Commercial Services and Supplies 0.9%
4,500	Hartford Education Corp. Ltd. (Singapore)	1,676
6,700	Monro Muffler Brake, Inc.	250,915

		252,591

	Diversified Financials 1.1%
450,365	Axis Real Estate Investment Trust (Malaysia)	290,895

	Diversified Financial Services 11.2%
71,740	Acta Holdings ASA (Norway)	377,143
10,465	Arques Industries AG (Germany)	453,668
3,640	AWD Holding AG (Germany)	155,581
5,715	Banco de Chile ADR (Chile)	305,810
80	Countrywide Financial Corp.	2,908
32,780	KKR Financial Holdings, LLC+++	816,550
461,000	Macquarie International Infrastructure
	Fund Ltd. (Singapore)	337,453
13,035	Oslo Bors Holdings ASA (Norway)	317,210
13,518	Treasury Group Ltd. (Australia)	178,193
2,100	Union Financiere de France Banque S.A. (France)	133,500

		3,078,016

	Electronics – Semiconductors/Components 6.3%
8,920	Linear Technology Corp.	322,726
9,675	Maxim Integrated Products, Inc.	323,242
20,355	Microchip Technology, Inc.+++	753,949
12,720	Xilinx, Inc.	340,514

		1,740,431

	Energy Equipment and Services 0.1%
3,175	Deepwell Energy Services Trust** (Canada)	19,145

	Finance Companies 5.9%
19,584	Capital One Financial Corp.+++	1,536,169
8,100	Goldwater Bank, N.A.* *** +	81,000

		1,617,169

	Financial Data Processing Services and Systems 3.3%
22,940	Paychex, Inc.+++	897,413

	Financial – Miscellaneous 0.9%
5,503	Fidelity National Financial, Inc., Class A	130,421
2,390	First American Corp.	118,305

		248,726

	Health Care Management Services 1.2%
6,840	Birner Dental Management Services, Inc.	151,232
6,020	Computer Programs & Systems, Inc.	186,500

		337,732

	Investment Management Companies 8.2%
8,710	Allied Capital Corp.	269,662
25,799	Apollo Investment Corp.+++	555,194
30,405	Ares Capital Corp.+++	512,324
19,750	Highland Distressed Opportunities, Inc.	281,438
18,953	Kohlberg Capital Corp.	351,578
19,600	Solar Capital, LLC* ** *** +	294,000

		2,264,196

	Leisure Time 5.4%
38,215	Pool Corp.+++	1,491,531

	Machinery 1.3%
37,500	Weg S.A. (Brazil)	354,236

	Metals and Minerals – Miscellaneous 1.2%
48,185	Globe Specialty Metals, Inc.* (United Kingdom)	337,295

	Oil and Gas 0.8%
31,995	Petrowest Energy Services Trust** (Canada)	222,776

	Real Estate 1.3%
27,310	LPS Brasil Consultoria de Imoveis S.A.* (Brazil)	354,685

	Real Estate Investment Trusts (REIT) 25.1%
57,015	Anthracite Capital, Inc.+++	667,076
32,680	Anworth Mortgage Asset Corp.	295,754
15,180	Arbor Realty Trust, Inc.+++	391,796
14,530	Capital Trust, Inc., Class A	496,054
37,975	CapitalSource, Inc.+++	933,805
35,470	CBRE Realty Finance, Inc.	421,738
17,885	iStar Financial, Inc.+++	792,842
14,760	MFA Mortgage Investments, Inc.	107,453
153,865	New York Mortgage Trust, Inc.	293,882
57,445	NorthStar Realty Finance Corp.+++	718,637
28,905	Redwood Trust, Inc.+++	1,398,424
37,620	Star Asia Finance Ltd.* *** + (Guernsey)	413,820

		6,931,281

STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

June 30, 2007 (Unaudited)

Shares		Value
	Rental and Leasing Services – Commercial 4.0%
24,228	McGrath RentCorp+++	$816,241
46,515	MicroFinancial, Inc.	288,393

		1,104,634

	Retail 2.9%
11,400	Home Depot, Inc.	448,590
7,430	Wal-Mart Stores, Inc.	357,457

		806,047

	Wireless Telecommunication Services 1.0%
4,600	America Movil S.A.B. de C.V., Series L ADR (Mexico)	284,878

	Total Common Stocks (cost $22,999,505)	24,110,516

Principal Amount		Value

	CORPORATE BONDS 1.1%

	Utilities - Telecommunications 1.1%
$300,000	Broadview Networks Holdings, Inc., 11.375%, 9/1/12	$318,000

	Total Corporate Bonds (cost $314,567)	318,000

Number of Contracts		Value

	PUT OPTIONS PURCHASED 2.7%

200	American Home Mortgage Investment Corp. expiring 7/21/07 exercise price $20	$56,000
300	American Home Mortgage Investment Corp. expiring 12/22/07 exercise price $17.50	126,000
995	Delta Financial Corp. expiring 10/20/07 exercise price $7.50	19,900
1,200	Delta Financial Corp. expiring 10/20/07 exercise price $10	90,000
500	Delta Financial Corp. expiring 10/20/07 exercise price $12.50	85,000
50	iShares Russell 2000 Index Fund expiring 8/18/07 exercise price $75	2,600
300	NovaStar Financial, Inc. expiring 1/17/09 exercise price $15	279,000
140	NovaStar Financial, Inc. expiring 1/19/08 exercise price $12.50	95,200

		753,700

	Total Put Options Purchased (premium $710,250)	753,700

Principal Amount		Value

	SHORT-TERM INVESTMENTS 6.6%

	Repurchase Agreement 6.6%
$1,809,000	Repurchase Agreement dated 6/29/07, 4.30% due 7/2/07 with State Street Bank and Trust Co. collateralized by $1,640,000 of United States Treasury Bonds 6.25% due 8/15/23; value: $1,849,100; repurchase proceeds: $1,809,648+++ (cost $1,809,000)	$1,809,000

	Total Short-Term Investments (cost $1,809,000)	1,809,000

	Total Investments (cost $25,833,322) 97.9%	26,991,216
	Other Assets less Liabilities 2.1%	569,264

	NET ASSETS 100.0%	$27,560,480

STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

June 30, 2007 (Unaudited)

Shares		Value
	SECURITIES SOLD SHORT

35,655	Delta Financial Corp.	$437,487
150,340	Opteum, Inc., Class A	408,925

	Total Securities Sold Short (proceeds $1,160,391)	$846,412

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

+++All or a portion of this security has been designated as collateral for open short positions.

ADR American Depositary Receipt.

PIPE Private Investment in a Public Equity.

See notes to schedules of investments.

At June 30, 2007, Wasatch Strategic Income Fund's investments, excluding short-term investments and securities sold short were in the following countries:

COUNTRY	%
Australia	1.3
Bermuda	2.5
Brazil	2.8
Canada	1.0
Chile	1.2
France	0.5
Germany	2.4
Guernsey	1.6
Hong Kong	1.1
Malaysia	1.2
Mexico	1.1
Norway	2.8
Singapore	1.3
United Kingdom	1.3
United States	77.9

Total	100.0%

ULTRA GROWTH FUND (WAMCX) – Schedule of Investments

June 30, 2007 (Unaudited)

Shares		Value

	COMMON STOCKS 96.1%

	Air Transport 0.5%
42,515	AAR Corp.*	$1,403,420

	Banks 4.0%
187,665	HDFC Bank Ltd. (India)	5,297,687
62,160	HDFC Bank Ltd. ADR (India)	5,237,602

		10,535,289

	Beverage – Soft Drinks 0.5%
52,540	Peet's Coffee & Tea, Inc.*	1,294,060

	Biotechnology Research and Production 3.3%
200,645	ArthroCare Corp.*	8,810,322

	Casinos and Gambling 0.3%
79,170	Century Casinos, Inc.*	711,738

	Commercial Information Services 1.7%
94,650	Morningstar, Inc.*	4,450,916

	Commercial Services and Supplies 2.3%
27,915	Exlservice Holdings, Inc.*	523,127
186,250	Hartford Education Corp. Ltd. (Singapore)	69,385
209,250	Providence Service Corp. (The)*	5,591,160

		6,183,672

	Communications and Media 1.3%
121,150	National CineMedia, Inc.*	3,393,412

	Computer Services Software and Systems 12.5%
22,565	American Reprographics Co.*	694,776
135,548	Cognizant Technology Solutions Corp.,
	Class A*	10,178,299
12,670	Data Domain, Inc.*	291,410
138,860	DealerTrack Holdings, Inc.*	5,115,603
78,945	F5 Networks, Inc.*	6,362,967
170,385	Interactive Intelligence, Inc.*	3,509,931
174,350	NeuStar, Inc., Class A*	5,050,920
161,000	Opnet Technologies, Inc.*	1,853,110

		33,057,016

	Computer Technology 0.9%
127,876	Trident Microsystems, Inc.*	2,346,525

	Computers and Peripherals 0.7%
2,115,000	CSE Global Ltd. (Singapore)	1,727,885

	Diversified Financial Services 2.6%
45,880	Euronet Worldwide, Inc.*	1,337,861
107,970	JMP Group, Inc.*	1,128,286
37,900	Jones Lang LaSalle, Inc.	4,301,650

		6,767,797

	Diversified Telecommunication Services 0.6%
404,603	Astra Microwave Products Ltd. (India)	1,567,493

	Drugs and Pharmaceuticals 0.7%
60,425	Medicis Pharmaceutical Corp., Class A	1,845,380

	Education Services 0.9%
17,122	Strayer Education, Inc.	2,255,139

	Electrical and Electronics 2.0%
204,733	Power Integrations, Inc.*	5,364,005

	Electronic Equipment and Instruments 0.4%
1,369,680	Virtek Vision International, Inc.* (Canada)	967,881

	Electronics – Medical Systems 2.0%
38,145	Intuitive Surgical, Inc.*	5,293,382

	Electronics – Semiconductors/Components 11.2%
113,815	Micrel, Inc.	1,447,727
102,405	Microchip Technology, Inc.	3,793,081
128,420	Netlogic Microsystems, Inc.*	4,088,893
219,783	PLX Technology, Inc.*	2,452,778
161,795	Silicon Laboratories, Inc.* +++	5,599,725
257,916	SiRF Technology Holdings, Inc.*	5,349,178
137,746	Techwell, Inc.*	1,804,473
125,855	Tessera Technologies, Inc.*	5,103,420

		29,639,275

	Energy Equipment and Services 1.9%
1,170,000	Swiber Holdings Ltd.* (Singapore)	2,041,698
147,415	TGS-NOPEC Geophysical Co. ASA* (Norway)	3,024,897

		5,066,595

	Energy – Miscellaneous 1.3%
119,395	TETRA Technologies, Inc.*	3,366,939

	Finance Companies 1.1%
50,730	FCStone Group, Inc.*	2,907,336

	Financial Information Services 0.8%
29,915	FactSet Research Systems, Inc.	2,044,690

	Financial – Miscellaneous 1.2%
137,988	First Cash Financial Services, Inc.*	3,234,439

	Health Care Facilities 6.5%
227,431	Healthways, Inc.* +++	10,773,406
176,519	Psychiatric Solutions, Inc.*	6,400,579

		17,173,985

ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

June 30, 2007 (Unaudited)

Shares		Value
	Health Care Management Services 3.2%
72,390	Computer Programs & Systems, Inc.	$2,242,642
111,015	Pediatrix Medical Group, Inc.*	6,122,477

		8,365,119

	Health Care Providers and Services 1.0%
58,399	Icon plc ADR* (Ireland)	2,554,372

	Health Care Services 0.2%
9,360	Healthcare Services Group	276,120
6,070	Stericycle, Inc.*	269,872

		545,992

	Household Durables 0.5%
45,570	Fourlis Holdings S.A. (Greece)	1,356,887

	Leisure Time 1.1%
56,065	Life Time Fitness, Inc.*	2,984,340

	Machinery 1.9%
20,075	Bucyrus International, Inc., Class A	1,420,908
193,835	Martinrea International, Inc.* (Canada)	3,017,058
42,070	Pason Systems, Inc. (Canada)	661,165

		5,099,131

	Medical and Dental Instruments and Supplies 8.4%
39,085	Abaxis, Inc.*	815,313
27,185	Dexcom, Inc.*	222,645
103,400	Electro-Optical Sciences, Inc.*	694,848
66,615	FoxHollow Technologies, Inc.*	1,414,903
156,445	Kyphon, Inc.*	7,532,827
188,856	NuVasive, Inc.*	5,101,001
93,005	ResMed, Inc.*	3,837,386
15,645	Techne Corp.*	895,050
94,529	VNUS Medical Technologies, Inc.*	1,266,689
36,200	Xtent, Inc.*	362,000

		22,142,662

	Medical Services 0.1%
7,135	VCA Antech, Inc.*	268,918

	Metals and Minerals – Miscellaneous 1.1%
401,500	Globe Specialty Metals, Inc.* (United Kingdom)	2,810,500

	Miscellaneous Materials and Commodities 0.8%
198,185	Luna Innovations, Inc.*	854,177
61,845	Sterling Construction Co., Inc.*	1,308,022

		2,162,199

	Oil and Gas 0.9%
152,490	Petrohawk Energy Corp.*	2,418,491

	Pollution Control and Environmental Services 0.5%
65,410	American Ecology Corp.	1,401,082

	Railroad Equipment 0.4%
29,465	Wabtec Corp.	1,076,356

	Real Estate Investment Trusts (REIT) 0.9%
188,220	NorthStar Realty Finance Corp.	2,354,632

	Rental and Leasing Services – Commercial 0.6%
118,940	CAI International, Inc.*	1,567,629

	Retail 3.5%
3,630,000	China Hongxing Sports Ltd. (China)	2,135,224
182,965	O'Reilly Automotive, Inc.*	6,687,371
32,080	Susser Holdings Corp.*	520,017

		9,342,612

	Securities Brokerage and Services 1.3%
47,035	GFI Group, Inc.*	3,409,097

	Semiconductor Equipment and Products 2.8%
668,595	O2Micro International Ltd. ADR* (Cayman Islands)	7,404,690

	Shipping 0.6%
76,420	Eagle Bulk Shipping, Inc.	1,712,572

	Steel 0.7%
15,045	Carpenter Technology Corp.	1,960,514

	Telecommunications Equipment 0.3%
49,630	Starent Networks Corp.*	729,561

	Transportation – Miscellaneous 0.8%
86,015	American Commercial Lines, Inc.*	2,240,691

	Truckers 3.2%
277,722	Knight Transportation, Inc.	5,382,252
99,060	Old Dominion Freight Line, Inc.*	2,986,659

		8,368,911

ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

June 30, 2007 (Unaudited)

Shares		Value
	Wholesalers 0.1%
7,155	MWI Veterinary Supply, Inc.*	$285,413

	Total Common Stocks (cost $204,121,233)	253,970,962

	PREFERRED STOCKS 2.0%

	Biotechnology Research and Production 0.2%
169,492	Nanosys, Inc., Series D Pfd.* *** +	500,001

	Communications Technology 0.0%
91,388	Xtera Communications, Inc., Series A-1 Pfd.* *** +	99,065

	Consumer Products 0.2%
201,613	Ophthonix, Inc., Series C Pfd.* *** +	500,000

	Drugs and Pharmaceuticals 0.2%
2,830,188	Point Biomedical Corp., Series F Pfd.* *** +	641,511

	Electronics – Medical Systems 0.3%
1,080,146	Zonare Medical Systems, Inc., Series E Pfd.* *** +	895,441

	Health Care Management Services 0.3%
516,161	Elder Health, Inc., Series G Pfd.* *** +	571,428
108,917	TargetRX, Inc., Series D Pfd.* *** +	151,395

		722,823

	Medical and Dental Instruments and Supplies 0.6%
243,902	TherOx, Inc., Series I Pfd.* *** +	999,998
253,064	Transoma Medical, Inc., Series B Pfd.* *** +	604,823

		1,604,821

	Utilities – Telecommunications 0.2%
64,269	Neutral Tandem, Inc., Series C Pfd.* *** +	403,796

	Total Preferred Stocks (cost $6,280,195)	5,367,458

	LIMITED PARTNERSHIP INTEREST 1.0%

	Other 1.0%
2,295,000	Montagu Newhall Global Partners II-B, L.P.* *** +	2,164,644
345,000	Montagu Newhall Global Partners III-B, L.P.* *** +	327,267

		2,491,911

	Total Limited Partnership Interest (cost $2,614,292)	2,491,911

	WARRANTS 0.0%

	Drugs and Pharmaceuticals 0.0%
849,056	Point Biomedical Corp. expiring 2/16/12* *** +	—

	Electronics – Medical Systems 0.0%
162,021	Zonare Medical Systems, Inc. expiring 06/30/11* *** +	—

	Medical and Dental Instruments and Supplies 0.0%
15,510	Electro-Optical Sciences, Inc. expiring 10/31/11* *** +	310

	Metals and Mining 0.0%
451,620	Farallon Resources Ltd. expiring 12/31/08* *** + (Canada)	29,786

	Total Warrants (cost $0)	30,096

ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

June 30, 2007 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS 0.4%

	Repurchase Agreement 0.4%
$1,014,000	Repurchase Agreement dated 6/29/07, 4.30% due 7/2/07 with State Street Bank and Trust Co. collateralized by $920,000 of United States Treasury Bonds 6.25% due 8/15/23; value: $1,037,300; repurchase proceeds: $1,014,363+++ (cost $1,014,000)	$1,014,000

	Total Short-Term Investments (cost $1,014,000)	1,014,000

	Total Investments (cost $214,029,720) 99.5%	262,874,427

	Other Assets less Liabilities 0.5%	1,352,113

	NET ASSETS 100.0%	$264,226,540

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

+++All or a portion of this security has been designated as collateral for purchase commitments (see Note 10).

See notes to schedules of investments.

At June 30, 2007, Wasatch Ultra Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	1.8
Cayman Islands	2.8
China	0.8
Greece	0.5
India	4.6
Ireland	1.0
Norway	1.2
Singapore	1.5
United Kingdom	1.1
United States	84.7

Total	100.0%

U.S. TREASURY FUND (WHOSX) – Schedule of Investments

June 30, 2007 (Unaudited)

Principal Amount		Value

	U.S. GOVERNMENT OBLIGATIONS 99.1%

$3,500,000	U.S. Treasury Bond, 4.50%, 2/15/36	$3,169,141
10,400,000	U.S. Treasury Bond, 5.25%, 11/15/28	10,471,500
29,570,000	U.S. Treasury Bond, 5.25%, 2/15/29	29,773,294
6,000,000	U.S. Treasury Bond, 5.375%, 2/15/31	6,161,250
10,800,000	U.S. Treasury Bond, 5.50%, 8/15/28	11,204,158
6,800,000	U.S. Treasury Bond, 6.125%, 11/15/27	7,578,811
3,300,000	U.S. Treasury Bond, 6.375%, 8/15/27	3,772,312
4,500,000	U.S. Treasury Bond, 6.625%, 2/15/27	5,271,327
5,650,000	U.S. Treasury Bond, 6.75%, 8/15/26	6,684,656
4,755,000	U.S. Treasury Bond, 6.875%, 8/15/25	5,664,765
4,930,000	U.S. Treasury Bond, 7.50%, 11/15/24	6,201,787
14,216,000	U.S. Treasury Strip, principal only, 11/15/21	6,694,613
66,100,000	U.S. Treasury Strip, principal only, 08/15/25	25,664,449
176,800,000	U.S. Treasury Strip, principal only, 11/15/27	61,645,740

	Total U.S. Government Obligations (cost $196,436,547)	189,957,803

	SHORT-TERM INVESTMENTS 0.2%

	Repurchase Agreement 0.2%
$351,000	Repurchase Agreement dated 6/29/07, 4.30% due 7/2/07 with State Street Bank and Trust Co. collateralized by $320,000 of United States Treasury Bonds 6.25% due 8/15/23; value: $360,800; repurchase proceeds: $351,126 (cost $351,000)	351,000

	Total Short-Term Investments (cost $351,000)	351,000

	Total Investments (cost $196,787,547) 99.3%	190,308,803
	Other Assets less Liabilities 0.7%	1,290,684

	NET ASSETS 100.0%	$191,599,487

	See notes to schedules of investments.

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2007 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds, Inc. is a Minnesota corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 12 series or “funds” (each a “Fund” and collectively the “Funds”). The Core Growth, Global Science & Technology, Heritage Growth, International Growth, International Opportunities, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value, Strategic Income and Ultra Growth Funds (collectively the “Equity Funds”) are non-diversified funds and the Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) is a diversified fund. Each Fund maintains its own investment objective. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc. (the “Advisor”) as investment advisor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at June 30, 2007.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 addresses the accounting for uncertainty in income taxes. The provisions of FIN 48 are effective for fiscal years beginning after December 15, 2006. FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands financial statement disclosures about fair value measurements. Management is currently evaluating the impact of adopting FIN 48 and FAS 157.

Valuation of Securities – Securities are valued as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities are valued using a commercial pricing service at the latest quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on Nasdaq, such securities are valued using the Nasdaq Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no sales on any exchange or market on a given day, then the security is valued at the most recent bid price. Debt securities (other than short-term instruments) are valued at current market value by a commercial pricing service, or by using the last sale or bid price. Short term securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on any exchange or market on a given day, then the option is valued at the most recent bid price. If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments will be valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee of the Advisor (“Pricing Committee”) with oversight by the Board of Directors. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow- on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, and other relevant factors.

Additionally, a Fund’s investments will be valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee would determine the fair value of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; ADRs, GDRs or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as SPDRs and other exchange traded funds (ETFs); and alternative market quotes on the affected securities. In addition, the Funds may use a systematic fair valuation model provided by an independent third party in certain circumstances to assist in adjusting the valuation of foreign securities.

As of June 30, 2007, the aggregate amount of fair valued securities, excluding any foreign securities fair valued pursuant to a systematic fair valuation model, as a percentage of net assets for the Funds was as follows:

Core Growth Fund	1.46%
Global Science & Technology Fund	0.89%
Heritage Growth Fund	0.46%
International Growth Fund	0.61%
International Opportunities Fund	2.43%
Micro Cap Fund	0.75%
Micro Cap Value Fund	3.20%
Small Cap Growth Fund	2.36%
Small Cap Value Fund	2.33%
Strategic Income Fund	3.26%
Ultra Growth Fund	2.99%
U.S. Treasury Fund	—

WASATCH FUNDS – Notes to Schedules of Investments (continued)	JUNE 30, 2007 (UNAUDITED)

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rate. Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. Trans-actions in foreign denominated assets may involve greater risks than domestic transactions, including currency, political, economic, regulatory and market risks.

Investment in Securities – Security transactions are accounted for on the trade date.

Short Sales – To a limited extent, the Equity Funds may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. If a fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Options Transactions – The Equity Funds may buy and sell put and call options, write covered put and call options, including over-the-counter options, on portfolio securities where the completion of the obligation is dependent upon the credit standing of another party. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

WASATCH FUNDS – Notes to Schedules of Investments (continued)	JUNE 30, 2007 (UNAUDITED)

3. OPTIONS CONTRACTS WRITTEN

Options written activity during the period ended June 30, 2007 was as follows:

	Options Outstanding at Beginning of Period	Written	Closed	Exercised	Expired	Options Outstanding at End of Period
Global Science & Technology Fund
Premium amount	$—	$73,065	$(28,479)	$—	$(26,212)	$18,374
Number of contracts	—	328	(53)	—	(125)	150
Heritage Growth Fund
Premium amount	$—	$160,696	$—	$—	$(138,884)	$21,812
Number of contracts	—	2,100	—	—	(1,925)	175
Micro Cap Fund
Premium amount	$—	$162,745	$—	$—	$(162,745)	$—
Number of contracts	—	2,100	—	—	(2,100)	—
Micro Cap Value Fund
Premium amount	$71,028	$752,630	$(100,971)	$(80,010)	$(642,677)	$—
Number of contracts	450	6,868	(1,050)	(401)	(5,867)	—
Small Cap Value Fund
Premium amount	$230,882	$922,186	$(238,081)	$(171,135)	$(743,852)	$—
Number of contracts	1,500	7,195	(1,890)	(1,174)	(5,631)	—
Strategic Income Fund
Premium amount	$—	$24,907	$—	$(6,075)	$(18,832)	$—
Number of contracts	—	123	—	(30)	(93)	—
Ultra Growth Fund
Premium amount	$—	$18,525	$—	$—	$(18,525)	$—
Number of contracts	—	190	—	—	(190)	—

WASATCH FUNDS – Notes to Schedules of Investments (continued)	JUNE 30, 2007 (UNAUDITED)

4. FEDERAL INCOME TAX INFORMATION

As of June 30, 2007, the cost and unrealized appreciation (depreciation) of securities, excluding written options and securities sold short, on a tax basis were as follows:

	Core Growth Fund	Global Science & Technology Fund	Heritage Growth Fund	International Growth Fund	International Opportunities Fund	Micro Cap Fund
Cost	$1,043,204,826	$125,579,522	$191,690,886	$377,341,801	$37,686,594	$498,338,788

Gross appreciation	$358,736,870	$33,327,145	$43,916,641	$157,239,093	$21,749,003	$177,397,933
Gross (depreciation)	(30,885,053)	(3,186,551)	(2,300,234)	(6,894,385)	(894,134)	(21,504,194)

Net appreciation	$327,851,817	$30,140,594	$41,616,407	$150,344,708	$20,854,869	$155,893,739

	Micro Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Strategic Income Fund	Ultra Growth Fund	U.S. Treasury Fund

Cost	$97,091,676	$871,843,651	$634,889,836	$25,836,480	$214,029,720	$196,831,927

Gross appreciation	$25,821,170	$343,944,366	$142,212,065	$1,956,082	$56,456,031	$1,138,255
Gross (depreciation)	(3,156,369)	(36,450,662)	(18,310,306)	(801,346)	(7,611,324)	(7,661,379)

Net appreciation (depreciation)	$22,664,801	$307,493,704	$123,901,759	$1,154,736	$48,844,707	$(6,523,124)

The difference between book-basis and tax-basis unrealized gains are primarily attributable to wash sales and other temporary tax adjustments.

WASATCH FUNDS – Notes to Schedules of Investments (continued)	JUNE 30, 2007 (UNAUDITED)

5. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended June 30, 2007 with “affiliated companies” as so defined:

	Share Activity					Dividends Credited to Income for the Nine Months ended 6/30/07	Gain Realized on Sale of Shares for the Nine Months ended 6/30/07
	Balance 9/30/06	Purchases / Additions	Sales / Reductions	Balance 6/30/07
Micro Cap Fund
AutoInfo, Inc.	2,206,015	—	—	2,206,015		$—	$—
Bri-Chem Corp.	—	969,640	—	969,640		—	—
Cardica, Inc.	215,055	—	—	215,055		—	—
Cardica, Inc. PIPE	—	484,496	—	484,496		—	—
Enpath Medical, Inc.	436,825	—	436,825	—	*	—	1,682,554
Epic Bancorp	192,400	13,468	—	205,868		24,656	—
inTEST Corp.	528,550	56,125	—	584,675		—	—
SM&A	1,341,985	110,040	—	1,452,025		—	—
VNUS Medical Technologies, Inc.	918,051	61,801	—	979,852		—	—

						$24,656	$1,682,554
Small Cap Growth Fund
Power Integrations, Inc.	1,455,490	29,140	612,441	872,189	*	$—	$481,126
Small Cap Value Fund
SM&A	673,153	288,844	—	961,997		$—	$—
Vitran Corp., Inc.	680,315	8,710	75,500	613,525	*	—	90,311
United PanAm Financial Corp.	594,610	201,685	—	796,295		—	—

						$—	$90,311

*	No longer affiliated as of June 30, 2007.

PIPE Private Investment in a Public Equity.

WASATCH FUNDS – Notes to Schedules of Investments (continued)	JUNE 30, 2007 (UNAUDITED)

6. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee, comprised of personnel of the Advisor, with oversight by the Board of Directors and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At June 30, 2007, the Funds held the following restricted securities:

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Core Growth Fund
DataPath, Inc.	Common Stock	6/23/06	$7,602,980	$5,252,968	0.38%
KIWOOM Securities Co. Ltd.	Rights	6/26/07	1,265,341	1,614,887	0.12%
Solar Capital, LLC	Common Stock	3/7/07	13,200,900	13,200,900	0.96%

			$22,069,221	$20,068,755	1.46%

Global Science & Technology Fund
Acusphere, Inc.	Warrants	7/29/04 - 10/20/04	$—	$—	—
BlueArc Corp., Series DD	Preferred Stock	6/6/06	324,998	366,604	0.24%
Incipient, Inc., Series D	Preferred Stock	2/7/06	139,219	43,884	0.03%
Montagu Newhall Global Partners II-B, L.P.	LP Interest	10/10/03 - 5/24/07	252,144	240,516	0.15%
Neutral Tandem, Inc., Series C	Preferred Stock	2/2/06	111,107	111,107	0.07%
Point Biomedical Corp.	Warrants	2/16/05	—	—	—
Point Biomedical Corp.	Warrants	5/11/07	—	8,999	0.01%
Point Biomedical Corp., Series F	Preferred Stock	2/16/05	150,000	64,151	0.04%
Point Biomedical Corp., Series G	Preferred Stock	5/11/07	15,723	6,724	—
QRSciences Holdings Ltd.	Warrants	2/7/07	—	—	—
Xtera Communications, Inc., Series A-1	Preferred Stock	9/3/03	7,076	7,077	—

			$1,000,267	$849,062	0.54%
International Growth Fund
KIWOOM Securities Co. Ltd.	Rights	6/12/07 - 6/26/2007	$244,476	$450,964	0.09%
International Opportunities Fund
GuestLogix	Subscription Receipts	5/2/07	$420,474	$439,014	0.76%
KIWOOM Securities Co. Ltd.	Rights	6/12/07 - 6/26/07	66,650	101,375	0.18%
QRSciences Holdings Ltd.	Warrants	2/7/07	—	—	—
Star Asia Finance Ltd.	Common Stock	2/22/07	623,800	686,180	1.19%

			$1,110,924	$1,225,970	2.13%
Micro Cap Fund
Cardica, Inc.	Warrants	6/7/07	$19,380	$42,997	0.01%
Cardica, Inc. PIPE	Common Stock	6/7/07	2,480,620	2,600,775	0.39%
CryoCor, Inc.	Warrants	4/24/07	7,435	44,057	0.01%
Familymeds Group, Inc.	Warrants	12/1/04	—	—	—
Goldwater Bank, N.A.	Common Stock	2/28/07	1,540,000	1,540,000	0.23%
KIWOOM Securities Co. Ltd.	Rights	6/12/07	—	179,942	0.03%
Point Biomedical Corp.	Warrants	2/16/05	—	—	—
Point Biomedical Corp.	Warrants	5/11/07	—	59,992	0.01%
Point Biomedical Corp., Series F	Preferred Stock	2/16/05	1,000,000	427,673	0.06%
Point Biomedical Corp., Series G	Preferred Stock	5/11/07	104,821	44,829	0.01%

			$5,152,256	$4,940,265	0.75%

WASATCH FUNDS – Notes to Schedules of Investments (continued)	JUNE 30, 2007 (UNAUDITED)

RESTRICTED SECURITIES (continued)

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Micro Cap Value Fund
Acusphere, Inc.	Warrants	7/29/04 - 10/20/04	$—	$—	—
Cardica, Inc.	Warrants	6/7/07	9,302	20,639	0.02%
Cardica, Inc. PIPE	Common Stock	6/7/07	1,190,697	1,248,371	1.03%
CryoCor, Inc.	Warrants	4/24/07	1,859	11,014	0.01%
Electro-Optical Sciences, Inc.	Warrants	10/31/06	—	106	—
Familymeds Group, Inc.	Warrants	12/1/04	—	—	—
Farallon Resources Ltd.	Warrants	12/21/06	—	39,828	0.03%
Goldwater Bank, N.A.	Common Stock	2/28/07	419,000	419,000	0.34%
GuestLogix	Subscription Receipts	5/2/07	933,224	974,374	0.80%
Idaho Trust Bancorp	Common Stock	8/30/06	500,004	500,004	0.41%
KIWOOM Securities Co. Ltd.	Rights	6/12/07 - 6/26/07	88,382	147,977	0.12%
Point Biomedical Corp.	Warrants	2/16/05	—	—	—
Point Biomedical Corp.	Warrants	5/11/07	—	11,998	0.01%
Point Biomedical Corp., Series F	Preferred Stock	2/16/05	200,000	85,535	0.07%
Point Biomedical Corp., Series G	Preferred Stock	5/11/07	20,964	8,966	0.01%
QRSciences Holdings Ltd.	Warrants	2/7/07	—	—	—

			$3,363,432	$3,467,812	2.85%
Small Cap Growth Fund
Elder Health, Inc., Series G	Preferred Stock	11/1/04	$571,428	$571,428	0.05%
Fluidigm Corp., Series E	Preferred Stock	12/22/06	2,500,000	2,500,000	0.21%
Incipient, Inc., Series D	Preferred Stock	2/7/06	1,860,778	586,550	0.05%
KIWOOM Securities Co. Ltd.	Rights	6/26/07	1,184,892	1,512,214	0.13%
Montagu Newhall Global Partners II-B, L.P.	LP Interest	10/10/03 - 5/24/07	2,521,435	2,405,160	0.20%
Montagu Newhall Global Partners III-B, L.P.	LP Interest	3/16/06 - 6/18/07	345,000	327,267	0.03%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	2,000,000	2,000,000	0.17%
Neutral Tandem, Inc., Series C	Preferred Stock	2/2/06	1,485,102	1,485,101	0.13%
Orexigen Therapeutics, Inc., Series C	Preferred Stock	11/21/06	1,000,001	1,818,422	0.16%
Orqis Medical Corp., Series D	Preferred Stock	2/28/07	1,200,000	1,200,000	0.10%
Point Biomedical Corp.	Warrants	2/16/05	—	—	—
Point Biomedical Corp.	Warrants	5/11/07	—	119,984	0.01%
Point Biomedical Corp., Series F	Preferred Stock	2/16/05	2,000,000	855,347	0.07%
Point Biomedical Corp., Series G	Preferred Stock	5/11/07	209,642	89,658	0.01%
TargetRX, Inc., Series D	Preferred Stock	4/8/05	769,098	504,267	0.04%
Zonare Medical Systems, Inc.	Warrants	6/30/04	—	—	—
Zonare Medical Systems, Inc., Series E	Preferred Stock	6/30/04	1,500,000	1,343,162	0.11%

			$19,147,376	$17,318,560	1.47%
Small Cap Value Fund
Commonwealth Bankshares, Inc. PIPE	Common Stock	10/24/06	$4,680,000	$3,900,046	0.52%
Solar Capital, LLC	Common Stock	3/7/07	7,079,100	7,079,100	0.94%
Star Asia Finance Ltd.	Common Stock	2/22/07	6,000,000	6,600,000	0.87%

			$17,759,100	$17,579,146	2.33%

WASATCH FUNDS – Notes to Schedules of Investments (continued)	JUNE 30, 2007 (UNAUDITED)

RESTRICTED SECURITIES (continued)

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Strategic Income Fund
Commonwealth Bankshares, Inc. PIPE	Common Stock	10/24/06	$130,000	$108,335	0.40%
Goldwater Bank, N.A.	Common Stock	2/28/07	81,000	81,000	0.29%
Solar Capital, LLC	Common Stock	3/7/07	294,000	294,000	1.07%
Star Asia Finance Ltd.	Common Stock	2/22/07	376,200	413,820	1.50%

			$881,200	$897,155	3.26%
Ultra Growth Fund
Elder Health, Inc., Series G	Preferred Stock	11/1/04	$571,428	$571,428	0.22%
Electro-Optical Sciences, Inc.	Warrants	10/31/06	—	310	—
Farallon Resources Ltd.	Warrants	12/21/06	—	29,786	0.01%
Montagu Newhall Global Partners II-B, L.P.	LP Interest	10/10/03 - 5/24/07	2,269,292	2,164,644	0.82%
Montagu Newhall Global Partners III-B, L.P.	LP Interest	3/16/06 - 6/18/07	345,000	327,267	0.12%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	500,001	500,001	0.19%
Neutral Tandem, Inc., Series C	Preferred Stock	2/2/06	403,796	403,796	0.15%
Ophthonix, Inc., Series C	Preferred Stock	9/23/05	500,000	500,000	0.19%
Point Biomedical Corp.	Warrants	2/16/05	—	—	—
Point Biomedical Corp., Series F	Preferred Stock	2/16/05	1,500,000	641,511	0.24%
TargetRX, Inc., Series D	Preferred Stock	4/8/05	230,904	151,395	0.06%
TherOx, Inc., Series I	Preferred Stock	7/7/05	1,000,000	999,998	0.38%
Transoma Medical, Inc., Series B	Preferred Stock	1/20/06	475,001	604,823	0.23%
Xtera Communications, Inc., Series A-1	Preferred Stock	9/3/03	99,065	99,065	0.04%
Zonare Medical Systems, Inc.	Warrants	6/30/04	—	—	—
Zonare Medical Systems, Inc., Series E	Preferred Stock	6/30/04	1,000,000	895,441	0.34%

			$8,894,487	$7,889,465	2.99%

LP Limited Partnership Interest

PIPE Private Investment in a Public Equity

7. PURCHASE COMMITMENTS

In September 2003, the Global Science & Technology, Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Montagu Newhall Global Partners II-B, L.P. The remaining commitment amounts at June 30, 2007 were $245,000, $2,450,000 and $2,205,000, respectively. Securities held by the Funds have been designated to meet these purchase commitments.

In November 2004, the Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire shares of Elder Health, Inc., Series G Pfd. The remaining commitment amounts at June 30, 2007 were $428,572 per Fund. Securities held by the Funds have been designated to meet these purchase commitments.

In December 2005, the Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Montagu Newhall Global Partners III-B, L.P. The remaining commitment amounts at June 30, 2007 were $1,155,000 per Fund. Securities held by the Funds have been designated to meet these purchase commitments.

8. CONTINGENT PAYMENTS

In February 2006, GeneOhm Sciences, Inc., a holding in the Small Cap Growth and Ultra Growth Funds, was acquired by

Becton, Dickinson and Company. The purchase price consisted of an up-front cash payment and may include additional contingent payments up to $1,202,820 and $361,190, respectively, based on future events occurring on or before December 31, 2007.

WASATCH FUNDS – Notes to Schedules of Investments (continued)	JUNE 30, 2007 (UNAUDITED)

9. LINE OF CREDIT

The Equity Funds opened a $75,000,000 Line of Credit (the “Line”), of which $50,000,000 is committed, with State Street Bank and Trust Company on June 4, 2007. The Line is for temporary or emergency purposes such as to provide liquidity for shareholder redemptions. The Equity Funds incur commitment fees on the undrawn portion of the committed part of the Line, and interest expense to the extent of amounts drawn (borrowed) under the entire Line. Interest is based on the federal funds rate in effect at the time of borrowing, plus a margin. Commitment fees are pro-rated among the Equity Funds based upon relative average net assets. Interest expense is charge directly to the fund based upon actual amounts borrowed by the fund.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASATCH FUNDS, INC.

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr. President (principal executive officer) of Wasatch Funds, Inc.

Date:	August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr. President (principal executive officer) of Wasatch Funds, Inc.

Date:	August 29, 2007

By:	/s/ Melanie H. Zimdars
Melanie H. Zimdars Treasurer (principal financial and accounting officer) of Wasatch Funds, Inc.

Date:	August 29, 2007